UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Bond Fund of AmericaSM
Investment portfolio

September 30, 2011
unaudited

Bonds & notes — 95.36%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 35.51%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS1 — 30.68%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	$46,225	$48,150
Fannie Mae 4.89% 2012	25,000	25,435
Fannie Mae 3.308% 2017	4,116	4,340
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	3,118	3,369
Fannie Mae 4.00% 2019	16,297	17,250
Fannie Mae 4.50% 2019	11,198	11,998
Fannie Mae 4.50% 2019	5,755	6,166
Fannie Mae 5.50% 2019	88	96
Fannie Mae 5.50% 2020	7,697	8,351
Fannie Mae 5.50% 2020	933	1,015
Fannie Mae 11.142% 20202	75	86
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	6,974	7,187
Fannie Mae 5.00% 2023	4,494	4,857
Fannie Mae 5.50% 2023	26,263	28,551
Fannie Mae 5.50% 2023	23,802	25,909
Fannie Mae 6.00% 2023	2,532	2,740
Fannie Mae 4.50% 2024	19,515	20,795
Fannie Mae 6.00% 2024	6,581	7,257
Fannie Mae 3.50% 2025	85,073	89,018
Fannie Mae 3.50% 2025	75,567	79,072
Fannie Mae 3.50% 2025	73,226	76,622
Fannie Mae 3.50% 2025	31,425	32,883
Fannie Mae 3.50% 2025	19,435	20,336
Fannie Mae 3.50% 2025	13,451	14,075
Fannie Mae 3.50% 2025	12,930	13,529
Fannie Mae 3.50% 2025	11,103	11,618
Fannie Mae 3.50% 2025	8,411	8,801
Fannie Mae 3.50% 2025	6,939	7,260
Fannie Mae 4.00% 2025	30,992	32,757
Fannie Mae 4.00% 2025	27,711	29,289
Fannie Mae 4.50% 2025	27,328	29,154
Fannie Mae 4.50% 2025	13,323	14,213
Fannie Mae 4.50% 2025	12,973	13,840
Fannie Mae, Series 2001-4, Class GA, 9.828% 20252	255	301
Fannie Mae, Series 2001-4, Class NA, 11.568% 20252	757	840
Fannie Mae 3.00% 2026	138,630	141,857
Fannie Mae 3.00% 2026	124,252	128,057
Fannie Mae 3.00% 2026	64,410	66,131
Fannie Mae 3.118% 20262	367	382
Fannie Mae 3.50% 2026	107,300	112,276
Fannie Mae 3.50% 2026	56,713	59,344
Fannie Mae 3.50% 2026	36,961	38,675
Fannie Mae 3.50% 2026	34,174	35,759
Fannie Mae 3.50% 2026	30,538	31,955
Fannie Mae 3.50% 2026	28,060	29,349
Fannie Mae 3.50% 2026	12,273	12,842
Fannie Mae 3.50% 2026	10,613	11,105
Fannie Mae 3.50% 2026	6,964	7,287
Fannie Mae 3.50% 2026	4,955	5,185
Fannie Mae 3.50% 2026	1,906	1,994
Fannie Mae 4.00% 2026	17,777	18,790
Fannie Mae 4.50% 2026	15,000	15,968
Fannie Mae 5.00% 2026	9,000	9,674
Fannie Mae 5.50% 2026	6,000	6,502
Fannie Mae 6.00% 2026	15,869	17,499
Fannie Mae 5.50% 2027	8,818	9,617
Fannie Mae 6.00% 2028	4,084	4,491
Fannie Mae 6.00% 2028	3,069	3,371
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,454	1,156
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	455	549
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	3,243	3,698
Fannie Mae, Series 2001-20, Class E, 9.616% 20312	45	52
Fannie Mae 6.50% 2032	133	146
Fannie Mae 6.50% 2034	846	933
Fannie Mae 5.00% 2035	117,533	127,007
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	4,098	4,620
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	6,131	5,815
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	5,899	5,311
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,276	1,199
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	4,649	5,150
Fannie Mae 5.50% 2036	2,055	2,244
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	14,217	16,092
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	12,565	14,047
Fannie Mae 6.00% 2036	12,284	13,543
Fannie Mae 6.00% 2036	10,114	11,141
Fannie Mae 6.00% 2036	5,591	6,155
Fannie Mae 6.00% 2036	5,381	5,927
Fannie Mae 6.00% 2036	3,552	3,916
Fannie Mae 6.50% 2036	11,448	12,661
Fannie Mae 6.50% 2036	7,096	7,898
Fannie Mae 7.00% 2036	874	1,004
Fannie Mae 7.00% 2036	707	812
Fannie Mae 7.50% 2036	359	402
Fannie Mae 7.50% 2036	112	125
Fannie Mae 8.00% 2036	921	1,040
Fannie Mae 5.399% 20372	7,131	7,619
Fannie Mae 5.481% 20372	4,311	4,606
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	21,454	23,894
Fannie Mae 5.50% 2037	19,863	21,648
Fannie Mae 5.57% 20372	9,298	9,881
Fannie Mae 5.587% 20372	15,759	16,796
Fannie Mae 5.647% 20372	5,003	5,227
Fannie Mae 5.76% 20372	8,421	9,089
Fannie Mae 6.00% 2037	98,601	108,330
Fannie Mae 6.00% 2037	61,573	67,686
Fannie Mae 6.00% 2037	24,130	26,511
Fannie Mae 6.00% 2037	16,280	17,896
Fannie Mae 6.00% 2037	10,264	11,271
Fannie Mae 6.00% 2037	7,710	8,476
Fannie Mae 6.00% 2037	6,079	6,622
Fannie Mae 6.00% 2037	5,903	6,489
Fannie Mae 6.00% 2037	5,103	5,606
Fannie Mae 6.00% 2037	2,901	3,160
Fannie Mae 6.00% 2037	1,833	2,017
Fannie Mae 6.00% 2037	1,372	1,508
Fannie Mae 6.00% 2037	1,357	1,491
Fannie Mae 6.00% 2037	1,244	1,370
Fannie Mae 6.00% 2037	84	92
Fannie Mae 6.50% 2037	13,727	15,125
Fannie Mae 6.50% 2037	11,148	12,284
Fannie Mae 6.50% 2037	8,598	9,486
Fannie Mae 6.50% 2037	6,760	7,364
Fannie Mae 6.50% 2037	1,290	1,421
Fannie Mae 7.00% 2037	3,863	4,293
Fannie Mae 7.00% 2037	3,534	3,927
Fannie Mae 7.00% 2037	1,027	1,178
Fannie Mae 7.00% 2037	623	715
Fannie Mae 7.00% 2037	250	282
Fannie Mae 7.00% 2037	220	250
Fannie Mae 7.50% 2037	709	794
Fannie Mae 7.50% 2037	624	699
Fannie Mae 7.50% 2037	587	658
Fannie Mae 7.50% 2037	581	651
Fannie Mae 7.50% 2037	567	635
Fannie Mae 7.50% 2037	550	616
Fannie Mae 7.50% 2037	528	591
Fannie Mae 7.50% 2037	490	549
Fannie Mae 7.50% 2037	457	512
Fannie Mae 7.50% 2037	426	477
Fannie Mae 7.50% 2037	234	263
Fannie Mae 7.50% 2037	192	219
Fannie Mae 7.50% 2037	170	191
Fannie Mae 7.50% 2037	129	149
Fannie Mae 7.50% 2037	108	121
Fannie Mae 7.50% 2037	91	102
Fannie Mae 7.50% 2037	76	85
Fannie Mae 7.50% 2037	68	76
Fannie Mae 8.00% 2037	483	546
Fannie Mae 8.00% 2037	339	391
Fannie Mae 8.00% 2037	101	114
Fannie Mae 4.936% 20382	9,683	10,111
Fannie Mae 5.00% 2038	48,295	52,188
Fannie Mae 5.35% 20382	4,190	4,444
Fannie Mae 5.464% 20382	1,085	1,167
Fannie Mae 5.50% 2038	23,412	25,423
Fannie Mae 5.50% 2038	218	237
Fannie Mae 5.619% 20382	9,153	9,837
Fannie Mae 6.00% 2038	208,412	229,104
Fannie Mae 6.00% 2038	201,703	221,728
Fannie Mae 6.00% 2038	195,736	215,640
Fannie Mae 6.00% 2038	16,863	18,526
Fannie Mae 6.00% 2038	16,414	18,034
Fannie Mae 6.00% 2038	12,662	13,902
Fannie Mae 6.00% 2038	9,299	10,223
Fannie Mae 6.00% 2038	7,344	8,069
Fannie Mae 6.00% 2038	6,613	7,261
Fannie Mae 6.00% 2038	6,523	7,170
Fannie Mae 6.00% 2038	5,835	6,406
Fannie Mae 6.00% 2038	5,072	5,573
Fannie Mae 6.00% 2038	3,716	4,085
Fannie Mae 6.00% 2038	2,951	3,242
Fannie Mae 6.50% 2038	111,073	123,198
Fannie Mae 6.50% 2038	13,746	15,247
Fannie Mae 3.549% 20392	17,389	18,157
Fannie Mae 3.594% 20392	5,345	5,567
Fannie Mae 3.612% 20392	24,903	26,133
Fannie Mae 3.676% 20392	889	930
Fannie Mae 3.747% 20392	22,253	23,308
Fannie Mae 3.761% 20392	4,409	4,635
Fannie Mae 3.822% 20392	7,148	7,474
Fannie Mae 3.823% 20392	1,937	2,039
Fannie Mae 3.861% 20392	2,107	2,202
Fannie Mae 3.90% 20392	2,687	2,825
Fannie Mae 3.944% 20392	10,891	11,503
Fannie Mae 3.958% 20392	2,075	2,183
Fannie Mae 5.00% 2039	33,061	35,968
Fannie Mae 5.111% 20392	11,194	11,829
Fannie Mae 5.50% 2039	25,917	28,186
Fannie Mae 5.50% 2039	3,638	3,957
Fannie Mae 6.00% 2039	58,986	64,843
Fannie Mae 6.00% 2039	10,771	11,841
Fannie Mae 6.00% 2039	10,134	11,128
Fannie Mae 6.00% 2039	5,121	5,638
Fannie Mae 6.00% 2039	4,950	5,439
Fannie Mae 6.00% 2039	4,833	5,302
Fannie Mae 6.00% 2039	526	578
Fannie Mae 3.204% 20402	43,406	45,306
Fannie Mae 3.63% 20402	10,885	11,438
Fannie Mae 4.00% 2040	88,720	93,192
Fannie Mae 4.00% 2040	33,724	35,424
Fannie Mae 4.00% 2040	28,515	29,952
Fannie Mae 4.00% 2040	26,262	27,585
Fannie Mae 4.00% 2040	24,770	26,011
Fannie Mae 4.00% 2040	22,547	23,757
Fannie Mae 4.00% 2040	21,530	22,682
Fannie Mae 4.00% 2040	19,376	20,352
Fannie Mae 4.00% 2040	16,636	17,474
Fannie Mae 4.00% 2040	8,683	9,121
Fannie Mae 4.00% 2040	5,912	6,210
Fannie Mae 4.00% 2040	3,140	3,308
Fannie Mae 4.00% 2040	956	1,004
Fannie Mae 4.50% 2040	57,217	60,814
Fannie Mae 4.50% 2040	40,229	42,758
Fannie Mae 4.50% 2040	31,761	33,757
Fannie Mae 4.50% 2040	10,262	10,907
Fannie Mae 4.50% 2040	7,647	8,123
Fannie Mae 4.50% 2040	5,724	6,084
Fannie Mae 4.50% 2040	1,887	2,018
Fannie Mae 4.50% 2040	1,763	1,885
Fannie Mae 4.50% 2040	1,432	1,531
Fannie Mae 4.50% 2040	526	562
Fannie Mae 4.50% 2040	506	541
Fannie Mae 4.50% 2040	158	169
Fannie Mae 4.50% 2040	108	116
Fannie Mae 5.00% 2040	46,750	50,379
Fannie Mae 5.00% 2040	24,313	26,390
Fannie Mae 5.00% 2040	20,987	22,617
Fannie Mae 5.00% 2040	14,046	15,247
Fannie Mae 5.50% 2040	48,516	52,683
Fannie Mae 5.50% 2040	18,240	19,815
Fannie Mae 5.50% 2040	2,331	2,532
Fannie Mae 3.50% 2041	246,370	253,338
Fannie Mae 4.00% 2041	170,462	179,587
Fannie Mae 4.00% 2041	83,009	87,193
Fannie Mae 4.00% 2041	61,504	64,604
Fannie Mae 4.00% 2041	43,901	46,113
Fannie Mae 4.00% 2041	38,986	40,951
Fannie Mae 4.00% 2041	38,284	40,214
Fannie Mae 4.00% 2041	35,138	36,909
Fannie Mae 4.00% 2041	34,433	36,168
Fannie Mae 4.00% 2041	33,569	35,262
Fannie Mae 4.00% 2041	27,846	29,249
Fannie Mae 4.00% 2041	27,824	29,226
Fannie Mae 4.00% 2041	27,178	28,617
Fannie Mae 4.00% 2041	23,032	24,186
Fannie Mae 4.00% 2041	20,891	21,997
Fannie Mae 4.00% 2041	19,979	20,986
Fannie Mae 4.00% 2041	19,029	19,988
Fannie Mae 4.00% 2041	18,911	19,858
Fannie Mae 4.00% 2041	18,340	19,264
Fannie Mae 4.00% 2041	16,668	17,503
Fannie Mae 4.00% 2041	16,165	16,980
Fannie Mae 4.00% 2041	15,843	16,642
Fannie Mae 4.00% 2041	14,859	15,603
Fannie Mae 4.00% 2041	14,560	15,294
Fannie Mae 4.00% 2041	12,993	13,648
Fannie Mae 4.00% 2041	12,075	12,680
Fannie Mae 4.00% 2041	11,819	12,451
Fannie Mae 4.00% 2041	10,893	11,439
Fannie Mae 4.00% 2041	10,604	11,135
Fannie Mae 4.00% 2041	9,942	10,440
Fannie Mae 4.00% 2041	9,907	10,406
Fannie Mae 4.00% 2041	9,413	9,884
Fannie Mae 4.00% 2041	9,149	9,610
Fannie Mae 4.00% 2041	8,865	9,340
Fannie Mae 4.00% 2041	7,856	8,252
Fannie Mae 4.00% 2041	7,770	8,160
Fannie Mae 4.00% 2041	7,598	8,005
Fannie Mae 4.00% 2041	7,530	7,908
Fannie Mae 4.00% 2041	4,956	5,204
Fannie Mae 4.00% 2041	3,974	4,173
Fannie Mae 4.00% 2041	2,937	3,085
Fannie Mae 4.00% 2041	2,650	2,782
Fannie Mae 4.00% 2041	2,086	2,192
Fannie Mae 4.00% 2041	1,039	1,091
Fannie Mae 4.00% 2041	989	1,038
Fannie Mae 4.00% 2041	514	540
Fannie Mae 4.50% 2041	223,765	237,832
Fannie Mae 4.50% 2041	118,636	126,094
Fannie Mae 4.50% 2041	108,780	115,460
Fannie Mae 4.50% 2041	69,810	74,636
Fannie Mae 4.50% 2041	58,607	62,733
Fannie Mae 4.50% 2041	52,171	55,777
Fannie Mae 4.50% 2041	51,864	55,125
Fannie Mae 4.50% 2041	47,572	50,563
Fannie Mae 4.50% 2041	46,232	49,138
Fannie Mae 4.50% 2041	40,270	43,104
Fannie Mae 4.50% 2041	38,088	40,483
Fannie Mae 4.50% 2041	35,115	37,542
Fannie Mae 4.50% 2041	33,314	35,408
Fannie Mae 4.50% 2041	30,287	32,381
Fannie Mae 4.50% 2041	28,826	30,638
Fannie Mae 4.50% 2041	27,300	29,188
Fannie Mae 4.50% 2041	27,110	28,985
Fannie Mae 4.50% 2041	24,431	26,119
Fannie Mae 4.50% 2041	19,635	20,993
Fannie Mae 4.50% 2041	18,828	20,011
Fannie Mae 4.50% 2041	15,973	16,977
Fannie Mae 4.50% 2041	13,405	14,332
Fannie Mae 4.50% 2041	12,794	13,679
Fannie Mae 4.50% 2041	12,338	13,114
Fannie Mae 4.50% 2041	11,903	12,652
Fannie Mae 4.50% 2041	11,122	11,905
Fannie Mae 4.50% 2041	11,055	11,833
Fannie Mae 4.50% 2041	10,951	11,708
Fannie Mae 4.50% 2041	10,258	10,903
Fannie Mae 4.50% 2041	10,107	10,831
Fannie Mae 4.50% 2041	8,890	9,445
Fannie Mae 4.50% 2041	8,792	9,345
Fannie Mae 4.50% 2041	7,969	8,529
Fannie Mae 4.50% 2041	6,652	7,112
Fannie Mae 4.50% 2041	5,390	5,762
Fannie Mae 4.50% 2041	5,348	5,718
Fannie Mae 4.50% 2041	4,353	4,668
Fannie Mae 4.50% 2041	2,743	2,932
Fannie Mae 4.50% 2041	2,190	2,327
Fannie Mae 4.50% 2041	2,010	2,148
Fannie Mae 4.50% 2041	1,487	1,590
Fannie Mae 4.50% 2041	1,457	1,560
Fannie Mae 4.50% 2041	385	412
Fannie Mae 4.50% 2041	257	274
Fannie Mae 5.00% 2041	318,405	342,534
Fannie Mae 5.00% 2041	97,413	105,738
Fannie Mae 5.00% 2041	39,037	42,373
Fannie Mae 5.00% 2041	36,179	39,271
Fannie Mae 5.00% 2041	26,587	28,859
Fannie Mae 5.00% 2041	25,691	27,886
Fannie Mae 5.00% 2041	20,136	21,857
Fannie Mae 5.00% 2041	19,055	20,683
Fannie Mae 5.00% 2041	15,954	17,317
Fannie Mae 5.00% 2041	14,793	16,095
Fannie Mae 5.00% 2041	14,007	15,239
Fannie Mae 5.00% 2041	13,877	15,062
Fannie Mae 5.00% 2041	13,819	15,000
Fannie Mae 5.00% 2041	13,223	14,352
Fannie Mae 5.00% 2041	12,182	13,223
Fannie Mae 5.00% 2041	12,077	13,109
Fannie Mae 5.00% 2041	11,650	12,646
Fannie Mae 5.00% 2041	11,393	12,366
Fannie Mae 5.00% 2041	10,766	11,685
Fannie Mae 5.00% 2041	10,670	11,582
Fannie Mae 5.00% 2041	9,348	10,147
Fannie Mae 5.00% 2041	8,887	9,646
Fannie Mae 5.00% 2041	8,535	9,264
Fannie Mae 5.00% 2041	8,349	9,062
Fannie Mae 5.00% 2041	7,999	8,683
Fannie Mae 5.00% 2041	5,992	6,504
Fannie Mae 5.00% 2041	5,077	5,511
Fannie Mae 5.00% 2041	4,216	4,576
Fannie Mae 5.00% 2041	3,706	4,023
Fannie Mae 5.00% 2041	1,708	1,854
Fannie Mae 5.50% 2041	229,707	249,304
Fannie Mae 6.00% 2041	145,576	159,702
Fannie Mae 6.50% 2041	29,630	32,662
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	4,138	4,698
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,183	1,334
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	2,405	2,894
Fannie Mae, Series 2002-W1, Class 2A, 7.126% 20422	3,139	3,702
Fannie Mae 6.00% 2047	449	488
Fannie Mae 6.50% 2047	655	723
Fannie Mae 6.50% 2047	315	343
Fannie Mae 6.50% 2047	119	131
Fannie Mae 7.00% 2047	1,880	2,090
Fannie Mae 7.00% 2047	96	107
Fannie Mae 7.50% 2047	168	189
Freddie Mac, Series K702, Class A1, 2.084% 2017	2,424	2,474
Freddie Mac, Series K701, Class A2, 3.882% 20172	3,300	3,593
Freddie Mac, Series K702, Class A2, 3.154% 2018	15,455	16,183
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,787
Freddie Mac 5.50% 2019	4,246	4,589
Freddie Mac, Series K009, Class A1, 2.757% 2020	3,885	4,050
Freddie Mac, Series K014, Class A1, 2.788% 2020	4,129	4,293
Freddie Mac, Series K013, Class A1, 2.902% 2020	4,151	4,332
Freddie Mac, Series K010, Class A1, 3.32% 20202	3,632	3,869
Freddie Mac, Series K011, Class A2, 4.084% 2020	4,150	4,515
Freddie Mac, Series 2626, Class NG, 3.50% 2023	809	838
Freddie Mac, Series 2922, Class EL, 4.50% 2023	10,692	10,990
Freddie Mac 5.00% 2023	6,124	6,567
Freddie Mac 5.00% 2023	232	249
Freddie Mac 5.00% 2023	36	38
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,068	1,190
Freddie Mac 5.00% 2024	15,659	16,867
Freddie Mac 4.00% 2025	13,669	14,415
Freddie Mac 4.50% 2025	46,639	49,609
Freddie Mac 4.50% 2025	40,204	42,764
Freddie Mac 6.00% 2026	10,826	11,888
Freddie Mac 6.00% 2026	9,593	10,533
Freddie Mac 5.50% 2027	6,444	7,004
Freddie Mac 6.00% 2027	65,697	72,138
Freddie Mac, Series 2153, Class GG, 6.00% 2029	1,767	1,991
Freddie Mac, Series 2122, Class QM, 6.25% 2029	3,018	3,402
Freddie Mac 2.476% 20352	6,856	7,210
Freddie Mac, Series 3061, Class PN, 5.50% 2035	30,626	34,202
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	5,510	5,138
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	3,556	3,324
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	3,494	3,323
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	3,117	2,887
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	70	66
Freddie Mac, Series 3257, Class PA, 5.50% 2036	36,867	40,919
Freddie Mac, Series 3233, Class PA, 6.00% 2036	27,210	30,537
Freddie Mac, Series 3156, Class NG, 6.00% 2036	8,653	9,825
Freddie Mac, Series 3286, Class JN, 5.50% 2037	42,782	46,968
Freddie Mac, Series 3318, Class JT, 5.50% 2037	24,160	26,525
Freddie Mac, Series 3312, Class PA, 5.50% 2037	19,461	21,384
Freddie Mac 5.50% 2037	12,994	14,089
Freddie Mac 5.50% 2037	12,887	13,973
Freddie Mac 5.508% 20372	17,387	18,850
Freddie Mac 5.679% 20372	5,451	5,898
Freddie Mac 5.724% 20372	3,351	3,481
Freddie Mac 5.928% 20372	6,903	7,231
Freddie Mac, Series 3271, Class OA, 6.00% 2037	11,084	12,625
Freddie Mac 7.00% 2037	633	721
Freddie Mac 7.00% 2037	358	407
Freddie Mac 7.00% 2037	165	188
Freddie Mac 7.50% 2037	3,072	3,458
Freddie Mac 5.041% 20382	6,046	6,504
Freddie Mac 5.257% 20382	10,896	11,588
Freddie Mac 5.50% 2038	113,485	122,997
Freddie Mac 5.50% 2038	84,589	91,678
Freddie Mac 5.50% 2038	14,385	15,647
Freddie Mac 5.50% 2038	10,395	11,266
Freddie Mac 5.561% 20382	14,326	15,242
Freddie Mac 6.00% 2038	32,341	35,452
Freddie Mac 6.50% 2038	8,103	8,963
Freddie Mac 3.717% 20392	5,512	5,789
Freddie Mac 3.938% 20392	5,483	5,786
Freddie Mac 5.00% 2039	42,850	46,024
Freddie Mac 5.50% 2039	102,949	111,754
Freddie Mac 5.50% 2039	35,182	38,131
Freddie Mac 3.162% 20402	5,589	5,829
Freddie Mac 4.50% 2041	83,856	89,529
Freddie Mac 4.50% 2041	23,512	25,073
Freddie Mac 4.50% 2041	12,444	13,270
Freddie Mac 4.50% 2041	10,618	11,323
Freddie Mac 4.50% 2041	10,099	10,769
Freddie Mac 4.50% 2041	7,107	7,579
Freddie Mac 4.50% 2041	4,019	4,286
Freddie Mac 4.50% 2041	2,027	2,162
Freddie Mac 5.00% 2041	39,555	42,824
Freddie Mac 5.00% 2041	27,237	29,490
Freddie Mac 5.00% 2041	24,759	26,805
Freddie Mac 5.00% 2041	19,987	21,639
Freddie Mac 5.00% 2041	17,584	18,925
Freddie Mac 5.00% 2041	16,520	17,886
Freddie Mac 5.00% 2041	15,989	17,310
Freddie Mac 5.00% 2041	15,400	16,701
Freddie Mac 5.00% 2041	14,138	15,306
Freddie Mac 5.00% 2041	13,134	14,220
Freddie Mac 5.00% 2041	10,575	11,449
Freddie Mac 5.00% 2041	10,528	11,398
Freddie Mac 5.00% 2041	10,044	10,874
Freddie Mac 5.00% 2041	2,912	3,153
Freddie Mac 6.50% 2047	1,195	1,305
Freddie Mac 6.50% 2047	188	205
Freddie Mac 7.00% 2047	280	312
Government National Mortgage Assn. 10.00% 2021	474	548
Government National Mortgage Assn. 3.50% 2025	6,166	6,530
Government National Mortgage Assn. 3.50% 2025	2,382	2,522
Government National Mortgage Assn. 3.50% 2025	1,900	2,011
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	3,278	3,203
Government National Mortgage Assn. 6.00% 2038	40,074	44,664
Government National Mortgage Assn. 3.50% 2039	11,926	12,499
Government National Mortgage Assn. 3.50% 2039	11,639	12,198
Government National Mortgage Assn. 3.50% 2039	6,129	6,423
Government National Mortgage Assn. 4.50% 2039	6,882	7,478
Government National Mortgage Assn. 3.50% 2040	9,801	10,271
Government National Mortgage Assn. 4.00% 2040	123,623	132,555
Government National Mortgage Assn. 4.50% 2040	21,249	23,089
Government National Mortgage Assn. 4.50% 2040	18,023	19,606
Government National Mortgage Assn. 4.50% 2040	15,935	17,315
Government National Mortgage Assn. 4.50% 2040	8,486	9,221
Government National Mortgage Assn. 4.50% 2040	7,010	7,617
Government National Mortgage Assn. 4.50% 2040	5,836	6,342
Government National Mortgage Assn. 4.50% 2040	2,267	2,468
Government National Mortgage Assn. 4.50% 2040	993	1,079
Government National Mortgage Assn. 5.00% 2040	6,780	7,459
Government National Mortgage Assn. 3.50% 2041	18,906	19,825
Government National Mortgage Assn. 3.50% 2041	1,522	1,595
Government National Mortgage Assn. 4.00% 2041	20,935	22,447
Government National Mortgage Assn. 4.00% 2041	12,837	13,765
Government National Mortgage Assn. 4.00% 2041	11,825	12,656
Government National Mortgage Assn. 4.00% 2041	6,968	7,472
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20113	1,850	1,850
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20193	22,303	22,481
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.789% 20482,3	633	635
National Credit Union Administration, Series 2011-M1, Class A1, 0.245% 20132	2,486	2,481
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	1,368	1,366
National Credit Union Administration, Series 2010-R2, Class 1A, 0.594% 20172	2,585	2,587
National Credit Union Administration, Series 2011-R3, Class 1A, 0.625% 20202	2,452	2,453
National Credit Union Administration, Series 2011-R1, Class 1A, 0.674% 20202	2,571	2,575
		10,169,987

COMMERCIAL MORTGAGE-BACKED SECURITIES1 — 3.85%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,500	2,537
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.477% 20372	37,274	38,038
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	3,197	3,219
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	19,260	19,269
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	18,123	18,347
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 20422	1,655	1,791
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	10,101
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 20442	15,130	16,123
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.072% 20452	66,235	73,045
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20463	2,625	2,660
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20463	43,400	44,385
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	8,582	8,670
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.932% 20492	27,230	28,999
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	162	162
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 20352,3	1,500	1,507
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,620	1,624
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	3,567	3,577
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	12,900	12,900
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	14,144	14,609
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 20373	8,240	7,354
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,950	1,968
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 20382	9,957	10,291
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	2,011	2,020
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	53,024	55,720
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.595% 20392	7,023	7,353
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.824% 20392	7,305	7,678
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.991% 20392	28,645	30,436
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	28,102	28,976
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	8,471	8,584
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 20372	11,000	11,772
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20372	15,000	15,719
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.074% 20382	23,190	25,070
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	66,793	69,581
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	18,500	19,904
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20373	10,000	10,862
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	10,000	10,819
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	35,515	38,355
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20373	8,250	8,892
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20373	5,000	5,378
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20432	51,820	56,766
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	14,040	15,250
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20463	59,671	61,460
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.398% 20442	17,005	18,519
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	37,349	39,758
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	19,196
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.51% 20442	33,700	36,276
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.392% 20372	4,620	4,704
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20382	8,500	8,859
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.855% 20392	3,050	3,280
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412	6,805	7,240
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20432	12,080	12,972
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432	6,300	6,296
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 20432	10,250	11,305
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	436	442
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	2,232	2,290
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20422	9,605	10,490
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	2,534	2,542
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.444% 20442	15,350	16,775
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.449% 20442	7,060	7,317
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	4,413	4,473
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)2	41,210	44,138
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,4	39,852	41,214
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20353	2,000	2,111
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 20373	20,000	20,678
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 20373	10,000	11,006
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	10,046
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	20,825	21,826
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	866	885
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	1,047	1,080
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	520	521
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20452	2,500	2,729
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	15,990	17,372
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.801% (undated)2	7,966	8,418
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	20,522
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	601	603
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.922% (undated)2	15,800	17,262
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	8,705	8,794
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	2,146	2,154
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20302	5,000	5,467
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	6,000	6,612
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.374% 20422	5,414	5,503
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	2,362	2,423
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	268	268
		1,276,137

OTHER MORTGAGE-BACKED SECURITIES1 — 0.75%
Nationwide Building Society, Series 2007-2, 5.50% 20123	35,000	36,148
Bank of America 5.50% 20123	35,000	36,052
HBOS Treasury Services PLC 5.00% 20113	5,250	5,275
HBOS Treasury Services PLC 5.25% 20173	16,000	17,308
HBOS Treasury Services PLC 5.25% 2017	7,000	7,572
Barclays Bank PLC 2.50% 20153	3,600	3,577
Barclays Bank PLC 4.00% 2019	€14,150	19,819
Compagnie de Financement Foncier 2.125% 20133	$16,700	16,737
Compagnie de Financement Foncier 2.25% 20143	6,500	6,540
Bank of Montreal 2.85% 20153	17,000	17,967
Bank of Montreal 2.625% 20163	4,250	4,445
Royal Bank of Canada 3.125% 20153	18,160	19,176
DEPFA ACS Bank 5.125% 20373	19,500	15,129
Swedbank Hypotek AB 2.125% 20163	3,400	3,417
Swedbank Hypotek AB 2.95% 20163	3,000	3,136
Bank of Nova Scotia 2.15% 20163	4,650	4,738
Credit Suisse Group AG 2.60% 20163	4,300	4,435
HSBC Bank PLC 1.625% 20143	4,400	4,424
Toronto-Dominion Bank 1.625% 20163	4,400	4,393
Canadian Imperial Bank 2.75% 20163	4,150	4,354
Northern Rock PLC 5.625% 20173	4,000	4,230
Nordea Eiendomskreditt AS 2.125% 20173	4,000	3,983
Sparebank 1 Boligkreditt AS 2.625% 20163	3,400	3,477
DnB NOR ASA 2.90% 20163	2,000	2,076
Nykredit 4.00% 2035	DKr1,903	343
		248,751

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)1 — 0.23%
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	$20,969	21,286
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20582,3	12,548	12,859
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	6,074	6,018
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	6,583	5,980
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.655% 20372	19,485	11,178
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.615% 20362	10,633	6,717
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 5.631% 20472	1,760	1,202
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.676% 20472	5,711	3,972
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.209% 20372	4,279	2,669
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	244	265
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	32	33
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,972	2,055
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	35	39
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 2.852% 20362	2,181	1,372
		75,645

Total mortgage-backed obligations		11,770,520

CORPORATE BONDS & NOTES — 30.65%
FINANCIALS — 9.96%
Banks — 3.15%
Société Générale 3.10% 20153	17,000	15,343
Société Générale 3.50% 20163	16,000	14,561
Société Générale 5.75% 20163	53,300	48,463
Société Générale 5.20% 20213	55,890	48,682
Royal Bank of Scotland PLC 3.40% 2013	16,500	16,433
Royal Bank of Scotland Group PLC 5.00% 2014	6,665	6,213
Royal Bank of Scotland PLC 3.95% 2015	17,000	16,011
Royal Bank of Scotland PLC 4.875% 2015	20,000	19,607
Royal Bank of Scotland Group PLC 5.05% 2015	$8,240	7,664
Royal Bank of Scotland Group PLC 4.375% 2016	23,810	22,803
Royal Bank of Scotland Group PLC 4.70% 2018	3,485	2,833
Royal Bank of Scotland PLC 6.934% 2018	€5,750	6,052
Royal Bank of Scotland PLC 6.125% 2021	$6,000	5,950
HBOS PLC 6.75% 20183	85,226	72,823
HBOS PLC 4.375% 20192	€2,870	2,998
HBOS PLC 6.00% 20333	$19,520	12,669
Wells Fargo & Co. 3.676% 2016	36,910	38,476
Wells Fargo & Co. 5.625% 2017	26,159	29,647
Wells Fargo & Co. 4.60% 2021	10,840	11,626
Wells Fargo Bank, National Assn. 5.95% 2036	4,100	4,385
PNC Funding Corp. 5.40% 2014	10,000	10,881
PNC Funding Corp. 2.70% 2016	9,500	9,518
PNC Funding Corp. 6.70% 2019	41,000	49,356
PNC Preferred Funding Trust I, junior subordinated 6.517% (undated)2,3	10,700	8,351
BNP Paribas 1.146% 20142	12,000	11,200
BNP Paribas 3.60% 2016	14,000	13,800
BNP Paribas 5.00% 2021	26,345	25,875
BNP Paribas, junior subordinated 7.195% (undated)2,3	24,600	19,188
Standard Chartered PLC 3.85% 20153	21,327	21,876
Standard Chartered PLC 3.20% 20163	33,245	33,022
Standard Chartered Bank 6.40% 20173	11,000	11,606
HSBC Bank PLC 2.00% 20143	15,000	14,931
HSBC Finance Corp. 0.756% 20162	11,250	10,041
HSBC Bank PLC 4.125% 20203	9,513	9,451
HSBC Bank USA, NA 4.875% 2020	22,125	20,815
HSBC Bank PLC 4.75% 20213	10,045	10,431
CIT Group Inc., Series A, 7.00% 20141	2,856	2,917
CIT Group Inc., Series A, 7.00% 2015	37,304	37,071
CIT Group Inc., Series A, 7.00% 2016	16,525	16,050
Sovereign Bancorp, Inc. 8.75% 2018	3,000	3,434
Santander Issuances, SA Unipersonal 6.50% 20192,3	31,500	29,539
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20153	17,000	17,412
Union Bank of California, NA 5.95% 2016	12,455	13,736
Intesa Sanpaolo SpA 3.625% 20153	1,175	1,030
Intesa Sanpaolo SpA 6.50% 20213	32,418	28,886
UniCredito Italiano SpA 6.00% 20173	19,483	15,054
HVB Funding Trust I, junior subordinated 8.741% 20313	8,264	6,983
HVB Funding Trust III, junior subordinated 9.00% 20313	7,180	6,067
Korea Development Bank 5.30% 2013	13,635	14,165
Korea Development Bank 8.00% 2014	11,365	12,701
BBVA Bancomer SA 4.50% 20163	17,605	16,549
BBVA Bancomer SA, junior subordinated 7.25% 20203	3,785	3,700
BBVA Bancomer SA 6.50% 20213	3,475	3,240
Nordea Bank 2.125% 20143	15,000	14,900
Nordea Bank, Series 2, 3.70% 20143	8,000	8,151
ANZ National (International) Ltd. 3.125% 20153	16,500	16,599
Westpac Banking Corp. 3.00% 2015	16,000	16,285
Development Bank of Kazakhstan 5.50% 20153	12,635	12,098
VEB Finance Ltd. 6.902% 20203	9,100	8,963
VEB Finance Ltd. 6.80% 20253	1,500	1,417
Banco del Estado de Chile 4.125% 20203	10,000	10,045
Commerzbank AG, Series 151, 6.625% 2019	£1,170	1,492
Commerzbank AG, Series 774, 7.75% 2021	€8,100	8,429
Barclays Bank PLC 5.125% 2020	$10,000	9,828
Regions Financial Corp. 6.375% 2012	6,792	6,928
Banco de Crédito del Perú 5.375% 20203	7,000	6,685
HSBK (Europe) BV 7.25% 20213	$6,710	5,593
Bergen Bank, junior subordinated 0.688% (undated)2	5,000	2,953
SunTrust Banks, Inc. 6.00% 2017	2,000	2,214
Banco Santander-Chile 5.375% 20143	300	316
		1,045,011

Diversified financials — 2.81%
Bank of America Corp., Series L, 3.625% 2016	22,355	20,383
Bank of America Corp. 3.75% 2016	29,615	26,990
Bank of America Corp. 5.75% 2017	1,165	1,095
Bank of America Corp. 5.65% 2018	33,525	31,908
Bank of America Corp. 5.625% 2020	20,250	18,707
Bank of America Corp. 5.00% 2021	45,675	40,882
Bank of America Corp. 5.875% 2021	37,690	35,335
Citigroup Inc. 4.587% 2015	25,375	26,094
Citigroup Inc. 4.75% 2015	21,500	22,061
Citigroup Inc. 3.953% 2016	25,745	25,727
Citigroup Inc. 6.125% 2017	17,000	18,203
Citigroup Inc. 6.125% 2018	31,251	33,600
Citigroup Inc. 8.50% 2019	19,358	23,441
Citigroup Inc. 5.375% 2020	2,500	2,598
Morgan Stanley, Series F, 2.875% 2014	20,750	19,996
Morgan Stanley 3.80% 2016	25,140	23,215
Morgan Stanley, Series F, 5.625% 2019	56,325	52,983
Morgan Stanley 5.50% 2021	5,000	4,646
Morgan Stanley, Series F, 5.75% 2021	36,465	33,654
Goldman Sachs Group, Inc. 3.625% 2016	46,480	45,324
Goldman Sachs Group, Inc. 7.50% 2019	20,250	22,654
Goldman Sachs Group, Inc. 5.25% 2021	36,000	35,633
Goldman Sachs Group, Inc. 6.25% 2041	15,870	15,520
JPMorgan Chase & Co. 3.40% 2015	20,000	20,344
JPMorgan Chase & Co. 3.15% 2016	29,630	29,489
JPMorgan Chase & Co. 3.45% 2016	44,563	44,819
JPMorgan Chase & Co. 4.25% 2020	5,000	5,028
JPMorgan Chase & Co. 4.95% 2020	3,000	3,182
JPMorgan Chase & Co. 4.625% 2021	12,690	13,017
UBS AG 2.25% 2014	22,400	21,843
UBS AG 5.875% 2017	13,783	14,213
UBS AG 5.75% 2018	21,815	22,493
UBS AG 4.875% 2020	11,320	10,934
UBS AG 7.75% 2026	3,000	3,732
Capital One Financial Corp. 3.15% 2016	12,500	12,397
Capital One Financial Corp. 6.15% 2016	10,000	10,611
SLM Corp., Series A, 0.483% 20112	8,700	8,660
SLM Corp., Series A, 5.40% 2011	5,000	5,000
SLM Corp. 6.25% 2016	4,000	3,932
SLM Corp., Series A, 5.00% 2018	3,250	2,863
Lazard Group LLC 7.125% 2015	16,500	18,247
Export-Import Bank of Korea 5.875% 2015	12,400	13,253
The Export-Import Bank of Korea 4.375% 2021	4,000	3,794
Springleaf Finance Corp., Term Loan B, 5.50% 20171,2,5	19,030	16,556
Bank of New York Mellon Corp., Series G, 2.50% 2016	16,000	16,347
Credit Suisse Group AG 2.20% 2014	15,000	14,877
Northern Trust Corp. 4.625% 2014	8,475	9,146
Northern Trust Corp. 5.85% 20173	3,750	4,300
NASDAQ OMX Group, Inc. 5.25% 2018	8,100	8,596
Jefferies Group, Inc. 5.125% 2018	6,000	5,632
ING Bank NV 5.50% 2012	€3,750	5,057
ACE Cash Express, Inc. 11.00% 20193	$1,375	1,227
International Lease Finance Corp. 5.00% 2012	390	383
American Express Co. 6.15% 2017	150	172
		930,793

Real estate — 2.42%
Prologis, Inc. 7.625% 2014	29,250	31,900
Prologis, Inc. 5.75% 2016	10,000	10,234
Prologis, Inc. 6.125% 2016	5,690	5,884
Prologis, Inc. 6.25% 2017	7,865	8,245
Prologis, Inc. 6.625% 2018	39,285	40,833
Prologis, Inc. 6.625% 2019	1,460	1,511
Prologis, Inc. 7.375% 2019	21,827	23,674
Prologis, Inc. 6.875% 2020	25,250	26,417
Westfield Group 5.40% 20123	18,400	18,974
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	6,450	6,792
Westfield Group 7.50% 20143	12,500	13,958
Westfield Group 5.75% 20153	37,000	40,238
Westfield Group 5.70% 20163	22,195	23,817
Westfield Group 7.125% 20183	17,135	19,619
WEA Finance LLC 4.625% 20213	20,720	19,852
Kimco Realty Corp. 6.00% 2012	12,250	12,786
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,605	1,680
Kimco Realty Corp., Series C, 4.82% 2014	29,280	30,948
Kimco Realty Corp., Series C, 4.904% 2015	1,770	1,854
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,186
Kimco Realty Corp. 5.70% 2017	28,450	30,465
Kimco Realty Corp. 4.30% 2018	24,420	24,576
Kimco Realty Corp. 6.875% 2019	4,000	4,578
Hospitality Properties Trust 6.75% 2013	14,745	15,105
Hospitality Properties Trust 7.875% 2014	950	1,032
Hospitality Properties Trust 5.125% 2015	6,665	6,771
Hospitality Properties Trust 6.30% 2016	29,368	30,488
Hospitality Properties Trust 5.625% 2017	1,195	1,216
Hospitality Properties Trust 6.70% 2018	41,890	44,904
Simon Property Group, LP 6.75% 2014	9,100	10,158
Simon Property Group, LP 4.20% 2015	2,430	2,567
Simon Property Group, LP 5.875% 2017	15,000	16,891
Simon Property Group, LP 6.125% 2018	37,075	41,787
Simon Property Group, LP 10.35% 2019	8,995	12,061
Simon Property Group, LP 6.75% 2040	2,000	2,430
Realogy Corp., Letter of Credit, 4.518% 20161,2,5	1,838	1,500
Realogy Corp., Term Loan B, 4.522% 20161,2,5	31,894	26,027
Realogy Corp., Second Lien Term Loan A, 13.50% 20171,5	20,325	19,715
Realogy Corp. 7.875% 20193	25,156	19,119
Developers Diversified Realty Corp. 5.375% 2012	4,635	4,660
Developers Diversified Realty Corp. 5.50% 2015	11,643	11,640
Developers Diversified Realty Corp. 7.50% 2017	9,655	10,209
Developers Diversified Realty Corp. 4.75% 2018	2,000	1,829
Developers Diversified Realty Corp. 7.875% 2020	3,720	3,952
Brandywine Operating Partnership, LP 5.75% 2012	27,110	27,492
Brandywine Operating Partnership, LP 5.40% 2014	3,000	3,133
ERP Operating LP 6.584% 2015	10,000	11,165
ERP Operating LP 5.125% 2016	4,445	4,776
ERP Operating LP 7.125% 2017	5,000	5,889
UDR, Inc., Series A, 5.25% 2015	13,030	13,895
Rouse Co. 7.20% 2012	1,025	1,056
Rouse Co. 5.375% 2013	7,250	7,214
Rouse Co. 6.75% 20133	3,750	3,792
Boston Properties, Inc. 5.875% 2019	10,000	11,007
Host Marriott, LP, Series O, 6.375% 2015	2,000	2,000
Host Hotels & Resorts LP 9.00% 2017	1,800	1,953
Host Hotels & Resorts LP 5.875% 20193	5,325	5,112
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	6,324
		802,890

Insurance — 1.52%
ACE INA Holdings Inc. 5.875% 2014	17,445	19,322
ACE INA Holdings Inc. 2.60% 2015	19,990	20,250
ACE INA Holdings Inc. 5.70% 2017	3,500	3,925
ACE INA Holdings Inc. 5.80% 2018	1,000	1,144
ACE Capital Trust II 9.70% 2030	8,000	10,249
Liberty Mutual Group Inc. 5.75% 20143	10,435	10,879
Liberty Mutual Group Inc. 6.70% 20163	6,250	6,776
Liberty Mutual Group Inc. 6.50% 20353	36,610	35,509
PRICOA Global Funding I 5.30% 20133	2,500	2,668
Prudential Holdings, LLC, Series C, 8.695% 20231,3	35,310	44,648
Monumental Global Funding 5.50% 20133	16,370	17,297
Monumental Global Funding III 5.25% 20143	21,500	22,785
AEGON NV 6.125% 2031	£1,730	2,568
CNA Financial Corp. 5.85% 2014	$6,500	6,875
CNA Financial Corp. 6.50% 2016	10,000	10,761
CNA Financial Corp. 7.35% 2019	4,270	4,741
CNA Financial Corp. 5.875% 2020	1,250	1,288
CNA Financial Corp. 7.25% 2023	17,145	18,886
MetLife Global Funding I 5.125% 20133	18,310	19,227
MetLife Global Funding I 2.50% 20153	19,500	19,679
AXA SA 8.60% 2030	2,315	2,603
AXA SA, Series B, junior subordinated 6.379% (undated)2,3	6,065	4,215
AXA SA, junior subordinated 6.463% (undated)2,3	34,500	23,478
New York Life Global Funding 5.25% 20123	15,300	16,021
New York Life Global Funding 4.65% 20133	9,370	9,898
New York Life Global Funding 2.45% 20163	2,000	2,035
Berkshire Hathaway Inc. 3.20% 2015	5,000	5,264
Berkshire Hathaway Inc. 2.20% 2016	17,000	17,142
QBE Capital Funding II LP 6.797% (undated)2,3	23,855	21,651
Principal Life Insurance Co. 5.30% 2013	18,150	19,252
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	15,000	15,905
UnumProvident Finance Co. PLC 6.85% 20153	2,839	3,188
Unum Group 7.125% 2016	8,661	9,997
Jackson National Life Global 5.375% 20133	10,000	10,567
Lincoln National Corp. 5.65% 2012	10,000	10,376
RSA Insurance Group PLC 9.375% 20392	£3,765	6,702
RSA Insurance Group PLC 8.50% (undated)2	2,429	3,627
Assicurazioni Generali SpA. 6.90% 20222	€7,635	9,506
Munich Re Finance BV 6.75% 20232	6,525	9,048
Catlin Insurance Ltd., junior subordinated 7.249% (undated)2,3	$6,375	5,530
Nationwide Financial Services, Inc., junior subordinated 6.75% 20672	5,480	4,623
Aviva PLC, junior subordinated 5.70% (undated)2	€4,220	4,170
Zurich Finance (USA), Inc., Series 6, 5.75% 20232	2,815	3,724
TIAA Global Markets 4.95% 20133	$3,000	3,215
XL Capital Ltd., Series E, junior subordinated 6.50% (undated)2	3,000	2,385
Chubb Corp., junior subordinated 6.375% 20672	1,000	974
Loews Corp. 6.00% 2035	225	246
		504,819

Automobiles & components — 0.06%
Toyota Motor Credit Corp. 1.375% 2013	$16,500	$16,637
Ford Motor Credit Co. 7.25% 2011	2,000	2,002
		18,639

CONSUMER DISCRETIONARY — 3.40%
Media — 1.90%
Tele-Communications, Inc. 9.80% 2012	17,500	17,974
Comcast Corp. 6.30% 2017	13,410	15,710
Comcast Corp. 5.875% 2018	29,400	34,142
Comcast Corp. 6.45% 2037	8,500	9,834
Comcast Corp. 6.95% 2037	15,520	18,710
Comcast Corp. 6.55% 2039	1,000	1,168
Comcast Corp. 6.40% 2040	15,300	17,914
Time Warner Cable Inc. 6.20% 2013	9,700	10,484
Time Warner Cable Inc. 7.50% 2014	15,675	17,747
Time Warner Cable Inc. 8.25% 2014	3,250	3,697
Time Warner Cable Inc. 6.75% 2018	25,400	29,629
Time Warner Cable Inc. 8.25% 2019	7,215	9,058
Time Warner Cable Inc. 4.00% 2021	24,530	24,076
Time Warner Cable Inc. 4.125% 2021	2,000	1,999
Time Warner Cable Inc. 6.75% 2039	6,800	7,822
Time Warner Cable Inc. 5.50% 2041	2,750	2,735
Time Warner Inc. 5.875% 2016	33,670	38,125
Time Warner Companies, Inc. 7.25% 2017	1,600	1,920
Time Warner Inc. 4.75% 2021	14,840	15,635
Time Warner Companies, Inc. 7.57% 2024	12,340	15,212
Time Warner Inc. 6.20% 2040	9,450	10,487
Time Warner Inc. 6.25% 2041	7,950	9,126
NBCUniversal Media, LLC 2.10% 2014	15,000	15,242
NBCUniversal Media, LLC 2.875% 2016	17,000	17,336
NBCUniversal Media, LLC 5.15% 2020	13,250	14,574
NBCUniversal Media, LLC 4.375% 2021	18,390	18,954
NBCUniversal Media, LLC 6.40% 2040	4,600	5,396
NBCUniversal Media, LLC 5.95% 2041	5,100	5,710
News America Holdings Inc. 8.00% 2016	1,000	1,198
News America Inc. 6.90% 2019	12,750	14,935
News America Inc. 4.50% 2021	5,250	5,292
News America Inc. 6.15% 2037	300	322
News America Inc. 6.65% 2037	23,300	25,754
News America Inc. 6.15% 2041	12,000	12,770
Thomson Reuters Corp. 6.50% 2018	41,225	49,027
Cox Communications, Inc. 7.125% 2012	7,000	7,417
Cox Communications, Inc. 5.45% 2014	17,045	18,896
Cox Communications, Inc. 9.375% 20193	7,225	10,024
Virgin Media Finance PLC 8.375% 20193	8,050	8,593
Virgin Media Secured Finance PLC 5.25% 2021	2,650	2,861
Virgin Media Secured Finance PLC 5.50% 2021	£3,000	4,620
Univision Communications Inc., Term Loan, 4.489% 20171,2,5	$14,601	12,324
Univision Communications Inc. 6.875% 20193	95	85
Univision Communications Inc. 8.50% 20213	1,115	875
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	9,000	9,000
Nara Cable Funding Ltd. 8.875% 2018	€8,170	8,975
Charter Communications, Inc. 13.50% 2016	$7,334	8,397
Grupo Televisa, SAB. 6.00% 2018	2,000	2,200
Grupo Televisa, SAB 6.625% 2040	5,200	5,538
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	6,500	6,679
Regal Entertainment Group 9.125% 2018	4,000	3,980
Regal Cinemas Corp. 8.625% 2019	2,000	2,045
DISH DBS Corp 6.75% 20213	4,775	4,584
Radio One, Inc., Term Loan B, 7.50% 20161,2,5	3,426	3,300
Warner Music Group 9.50% 20163	2,800	2,849
Cinemark USA, Inc. 8.625% 2019	2,000	2,070
UPC Germany GmbH 9.625% 2019	€1,250	1,632
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 8.625% 20173	$1,375	1,368
Cumulus Media Inc., Term Loan, 7.50% 20191,2,5	835	792
		628,818

Retailing — 0.55%
Staples, Inc. 9.75% 2014	29,627	34,369
Macy’s Retail Holdings, Inc. 8.125% 20152	21,270	24,797
Federated Department Stores, Inc. 6.79% 2027	1,100	1,113
Nordstrom, Inc. 6.75% 2014	18,975	21,464
Michaels Stores, Inc. 0%/13.00% 20166	7,235	7,488
Michaels Stores, Inc. 11.375% 2016	3,000	3,052
Michaels Stores, Inc. 7.75% 2018	8,500	7,990
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20181,2,5	12,335	11,439
J.C. Penney Co., Inc. 5.75% 2018	4,523	4,433
J.C. Penney Co., Inc. 5.65% 2020	7,000	6,597
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20161,2,5	4,307	4,145
Toys “R” Us Property Co. II, LLC 8.50% 2017	6,275	6,149
Toys “R” Us Property Co. I, LLC 10.75% 2017	650	691
Home Depot, Inc. 4.40% 2021	7,500	8,178
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	6,550	6,714
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	1,050	1,089
Marks and Spencer Group PLC 6.25% 20173	1,135	1,243
Marks and Spencer Group PLC 7.125% 20373	5,856	6,093
Limited Brands, Inc. 7.00% 2020	1,770	1,867
Limited Brands, Inc. 6.625% 2021	4,230	4,283
Bon-Ton Department Stores, Inc. 10.25% 2014	7,000	5,635
Academy, Ltd. 9.25% 20193	5,000	4,675
PETCO Animal Supplies, Inc. 9.25% 20183	4,625	4,648
Needle Merger Sub Corp. 8.125% 20193	3,855	3,373
Target Corp. 0.42% 20142	2,000	1,994
		183,519

Consumer services — 0.50%
MGM Resorts International 6.75% 2012	9,235	9,096
MGM Resorts International 6.75% 2013	16,825	16,404
MGM Resorts International 13.00% 2013	2,875	3,292
MGM Resorts International 5.875% 2014	29,740	27,286
MGM Resorts International 6.625% 2015	2,600	2,217
Boyd Gaming Corp. 6.75% 2014	8,350	7,223
Boyd Gaming Corp. 7.125% 2016	7,870	5,824
Boyd Gaming Corp. 9.125% 20183	6,620	5,478
Revel Entertainment, Term Loan B, 9.00% 20181,2,5	18,500	15,401
Marriott International, Inc., Series I, 6.375% 2017	12,750	14,692
Seminole Tribe of Florida 5.798% 20131,3	6,390	6,399
Seminole Tribe of Florida 7.804% 20201,3	8,325	7,950
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	8,000	8,440
Mohegan Tribal Gaming Authority 8.00% 2012	6,375	4,239
Mohegan Tribal Gaming Authority 7.125% 2014	6,750	3,409
NCL Corp. Ltd. 11.75% 2016	3,550	4,012
NCL Corp. Ltd. 9.50% 20183	2,525	2,563
Royal Caribbean Cruises Ltd. 11.875% 2015	5,150	6,000
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	7,525	5,851
Burger King Corp 0%/11.00% 20193,6	8,075	4,461
Seneca Gaming Corp. 8.25% 20183	2,775	2,685
Marina District Finance Co., Inc. 9.50% 2015	2,000	1,815
Education Management LLC and Education Management Finance Corp. 8.75% 2014	1,850	1,813
		166,550

Automobiles & components — 0.38%
DaimlerChrysler North America Holding Corp. 6.50% 2013	18,775	20,626
Daimler Finance NA LLC 2.625% 20163	24,800	24,232
Daimler Finance NA LLC 3.00% 20163	4,000	4,029
DaimlerChrysler North America Holding Corp. 8.50% 2031	10,750	15,274
Volkswagen International Finance NV 0.856% 20142,3	13,000	13,043
Volkswagen International Finance NV 2.875% 20163	3,000	3,029
Volkswagen International Finance NV 4.00% 20203	13,650	13,798
Allison Transmission Holdings, Inc. 11.00% 20153	22,670	23,577
Dynacast International Ltd. 9.25% 20193	3,325	3,026
Tower Automotive Holdings 10.625% 20173	2,764	2,750
Peugeot SA 4.375% 20163	2,000	1,919
		125,303

Consumer durables & apparel — 0.07%
Hanesbrands Inc., Series B, 3.77% 20142	11,105	10,910
Hanesbrands Inc. 8.00% 2016	3,100	3,294
Fortune Brands, Inc. 6.375% 2014	6,467	7,169
Jarden Corp. 8.00% 2016	3,020	3,205
		24,578

ENERGY — 3.08%
Enbridge Energy Partners, LP, Series B, 6.50% 2018	28,120	32,872
Enbridge Energy Partners, LP 9.875% 2019	27,505	36,554
Enbridge Energy Partners, LP 5.20% 2020	9,400	10,032
Enbridge Energy Partners, LP 4.20% 2021	50,945	50,560
Enbridge Energy Partners, LP, Series B, 7.50% 2038	13,950	17,688
Enbridge Energy Partners, LP 5.50% 2040	1,750	1,800
Enbridge Energy Partners, LP, junior subordinated 8.05% 20772	3,880	4,014
Kinder Morgan Energy Partners LP 5.00% 2013	6,571	7,047
Kinder Morgan Energy Partners LP 5.125% 2014	22,802	24,770
Kinder Morgan Energy Partners LP 5.625% 2015	14,100	15,642
Kinder Morgan Energy Partners LP 3.50% 2016	1,700	1,747
Kinder Morgan Energy Partners LP 6.00% 2017	17,000	19,287
Kinder Morgan Energy Partners LP 9.00% 2019	4,395	5,628
Kinder Morgan Energy Partners LP 6.85% 2020	45,435	53,798
Kinder Morgan Energy Partners LP 4.15% 2022	5,820	5,769
Kinder Morgan Energy Partners LP 6.55% 2040	3,250	3,651
Kinder Morgan Energy Partners LP 6.375% 2041	2,750	2,936
Anadarko Petroleum Corp. 5.95% 2016	15,500	16,983
Anadarko Petroleum Corp. 6.375% 2017	21,750	24,449
Anadarko Petroleum Corp. 8.70% 2019	17,455	22,069
Anadarko Petroleum Corp. 6.20% 2040	9,000	9,425
Husky Energy Inc. 5.90% 2014	3,250	3,569
Husky Energy Inc. 6.20% 2017	17,415	20,163
Husky Energy Inc. 7.25% 2019	20,660	25,385
Husky Energy Inc. 6.80% 2037	4,300	5,297
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	17,500	18,282
Transcontinental Gas Pipe Line Corp. 6.40% 2016	5,000	5,816
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	1,300	1,510
Williams Partners L.P. 4.125% 2020	3,000	2,987
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	17,025	18,367
Williams Partners L.P. and Williams Partners Finance Corp. 6.30% 2040	3,200	3,563
StatoilHydro ASA 2.90% 2014	15,360	16,182
StatoilHydro ASA 3.875% 2014	2,250	2,419
Statoil ASA 3.125% 2017	26,500	28,130
StatoilHydro ASA 5.25% 2019	2,000	2,366
Gazprom OJSC 5.092% 20153	12,825	12,697
Gazprom OJSC, Series 13, 6.605% 2018	€3,200	4,389
Gazprom OJSC 6.51% 20223	$14,500	14,246
Gazprom OJSC, Series 9, 6.51% 2022	5,000	4,912
Gazprom OJSC 7.288% 20373	4,500	4,404
Shell International Finance BV 1.875% 2013	16,500	16,846
Shell International Finance BV 3.10% 2015	10,000	10,631
Shell International Finance BV 4.30% 2019	10,875	12,252
Enbridge Inc. 5.80% 2014	9,200	10,131
Enbridge Inc. 4.90% 2015	3,250	3,558
Enbridge Inc. 5.60% 2017	21,450	24,071
Petroplus Finance Ltd. 6.75% 20143	9,275	8,116
Petroplus Finance Ltd. 7.00% 20173	27,750	22,616
Petroplus Finance Ltd. 9.375% 20193	5,050	4,343
Enterprise Products Operating LLC 5.65% 2013	17,850	18,890
Enterprise Products Operating LLC 5.20% 2020	5,500	6,066
Enterprise Products Operating LLC 5.25% 2020	2,000	2,204
Enterprise Products Operating LLC 4.05% 2022	3,000	3,017
Enterprise Products Operating LLC 5.70% 2042	1,500	1,588
Enterprise Products Operating LLC 7.00% 20672	1,770	1,709
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20181,3	33,985	30,926
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 20171	11,700	14,384
Pemex Project Funding Master Trust 5.75% 2018	3,150	3,441
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	11,750	12,719
Ras Laffan Liquefied Natural Gas III 5.50% 2014	4,085	4,463
Ras Laffan Liquefied Natural Gas III 5.50% 20143	330	361
Ras Laffan Liquefied Natural Gas III 5.832% 20161	1,552	1,678
Ras Laffan Liquefied Natural Gas II 5.298% 20201,3	19,801	21,460
Ras Laffan Liquefied Natural Gas III 6.332% 20271	2,000	2,248
Woodside Finance Ltd. 4.60% 20213	27,595	28,604
Total Capital SA 3.00% 2015	17,000	17,996
Total Capital SA 3.125% 2015	2,600	2,764
Total Capital SA 4.45% 2020	2,900	3,253
Petrobras International 5.75% 2020	4,600	4,821
Petrobras International 5.375% 2021	3,200	3,267
Petrobras International 6.875% 2040	14,010	14,921
Cenovus Energy Inc. 4.50% 2014	6,000	6,476
Cenovus Energy Inc. 5.70% 2019	12,000	13,894
Reliance Holdings Ltd. 4.50% 20203	8,000	7,364
Reliance Holdings Ltd. 6.25% 20403	11,250	10,072
TransCanada PipeLines Ltd. 6.50% 2018	7,500	9,203
TransCanada PipeLines Ltd. 7.125% 2019	3,040	3,869
TransCanada PipeLines Ltd., junior subordinated 6.35% 20672	4,145	4,135
Chevron Corp. 4.95% 2019	13,250	15,825
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	14,035	14,151
Devon Energy Corp. 5.625% 2014	2,500	2,743
Devon Energy Corp. 6.30% 2019	8,990	10,927
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,3	10,155	10,155
Spectra Energy Partners, LP 2.95% 2016	6,375	6,367
Spectra Energy Partners 4.60% 2021	2,185	2,243
BG Energy Capital PLC 2.50% 20153	7,200	7,356
Laredo Petroleum, Inc. 9.50% 20193	4,750	5,011
Energy Transfer Partners, LP 7.50% 2020	3,200	3,304
Rockies Express Pipeline LLC 6.85% 20183	2,840	2,991
PTT Exploration & Production Ltd 5.692% 20213	2,400	2,433
PETRONAS Capital Ltd. 7.00% 20123	2,250	2,341
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	1,875	1,894
Overseas Shipholding Group, Inc. 8.125% 2018	1,650	1,378
General Maritime Corp. 12.00% 2017	2,650	961
Teekay Corp. 8.50% 2020	725	698
		1,020,540

INDUSTRIALS — 2.84%
Capital goods — 1.45%
General Electric Capital Corp., Series A, 2.25% 2015	21,500	21,285
General Electric Capital Corp. 2.95% 2016	2,790	2,801
General Electric Co. 5.25% 2017	2,596	2,891
General Electric Capital Corp., Series A, 5.625% 2018	7,500	8,219
General Electric Capital Corp., Series A, 6.00% 2019	26,239	29,618
General Electric Capital Corp. 4.375% 2020	28,900	29,503
Volvo Treasury AB 5.95% 20153	58,603	63,464
Volvo Treasury AB 5.00% 2017	€3,115	4,299
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.146% 20141,2,5	$4,482	3,111
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.369% 20141,2,5	45,436	31,539
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,5	1,194	1,042
Hawker Beechcraft Acquisition Co., LLC 8.875% 20152,7	1,568	663
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	1,660	548
Northrop Grumman Corp. 3.70% 2014	9,500	10,095
Northrop Grumman Corp. 5.05% 2019	17,180	19,511
JELD-WEN Escrow Corp. 12.25% 20173	30,000	29,550
Ply Gem Industries, Inc. 13.125% 2014	3,855	3,677
Ply Gem Industries, Inc. 8.25% 2018	29,850	24,477
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	29,625	24,144
US Investigations Services, Inc., Term Loan B, 2.981% 20151,2,5	577	525
US Investigations Services, Inc., Term Loan B, 7.75% 20151,2,5	5,461	5,361
US Investigations Services, Inc. 10.50% 20153	7,200	6,732
US Investigations Services, Inc. 11.75% 20163	6,155	5,693
Nortek Inc. 10.00% 20183	8,000	7,440
Nortek Inc. 8.50% 20213	12,205	9,886
United Technologies Corp. 4.50% 2020	14,430	16,066
BAE Systems Holdings Inc. 4.95% 20143	14,290	15,347
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.26% 20141,2,5	302	285
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.26% 20141,2,5	290	273
DAE Aviation Holdings, Inc. 11.25% 20153	13,285	13,484
Raytheon Co. 6.75% 2018	4,030	5,064
Raytheon Co. 4.40% 2020	7,895	8,595
Odebrecht Finance Ltd 7.00% 2020	6,800	7,157
Odebrecht Finance Ltd 6.00% 20233	5,200	4,888
Honeywell International Inc. 5.00% 2019	8,725	10,124
Hutchison Whampoa International Ltd. 6.50% 20133	7,200	7,657
Ashtead Capital, Inc. 9.00% 20163	7,450	7,413
Esterline Technologies Corp. 6.625% 2017	2,495	2,532
Esterline Technologies Corp. 7.00% 2020	3,475	3,588
Euramax International, Inc. 9.50% 20163	7,230	5,802
Danaher Corp. 2.30% 2016	1,065	1,093
Danaher Corp. 3.90% 2021	4,000	4,317
Atlas Copco AB 5.60% 20173	4,525	5,191
TransDigm Inc. 7.75% 2018	3,125	3,195
H&E Equipment Services, Inc. 8.375% 2016	2,350	2,268
John Deere Capital Corp., Series D, 4.50% 2013	2,000	2,114
Eaton Corp. 0.679% 20142	2,000	2,005
RBS Global, Inc. and Rexnord LLC 11.75% 2016	200	205
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,650	1,588
Sequa Corp., Term Loan B, 3.50% 20141,2,5	1,599	1,511
Manitowoc Company, Inc. 8.50% 2020	1,350	1,229
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	325	325
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 8.25% 2021	600	522
		479,912

Transportation — 1.29%
Continental Airlines, Inc. 8.75% 2011	300	301
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 0.677% 20151,2	1,044	1,004
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20161	10,574	10,567
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20171	60	59
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20181	794	747
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20181	146	142
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20191	14,569	14,606
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20191	31,461	32,168
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20191	346	341
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	12,002	12,039
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20201	7,998	7,688
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20211	271	279
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20211,3	819	752
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20211	2,050	1,996
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20221	10,899	10,953
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20221	3,892	3,639
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20221	12,661	13,128
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20221	10,375	10,932
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20221	996	978
Union Pacific Corp. 5.125% 2014	8,430	9,137
Union Pacific Corp. 5.75% 2017	12,250	14,403
Union Pacific Corp. 4.00% 2021	15,000	15,980
Union Pacific Corp. 4.163% 20223	7,437	7,967
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 20221	6,078	7,101
Union Pacific Corp. 6.15% 2037	10,930	13,354
Northwest Airlines, Inc., Term Loan B, 3.87% 20131,2,5	1,713	1,670
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20141	5,040	5,097
Northwest Airlines, Inc., Term Loan A, 2.12% 20181,2,5	56,696	52,160
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20241	4,019	3,958
AMR Corp. 9.00% 2012	1,300	1,229
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20131	34,650	34,650
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20191	235	158
American Airlines, Inc., Series 2011-2, Class A, 8.625% 20231	8,215	8,189
Burlington Northern Santa Fe LLC 7.00% 2014	4,125	4,667
Burlington Northern Santa Fe LLC 5.65% 2017	12,500	14,481
Burlington Northern Santa Fe LLC 5.75% 2018	9,035	10,670
Burlington Northern Santa Fe, LLC 3.60% 2020	7,500	7,658
Burlington Northern Santa Fe LLC 3.45% 2021	2,800	2,862
Burlington Northern Santa Fe LLC 6.15% 2037	2,500	3,080
Burlington Northern Santa Fe, LLC 5.05% 2041	500	540
Norfolk Southern Corp. 5.75% 2016	6,740	7,748
Norfolk Southern Corp. 5.75% 2018	5,000	5,875
Norfolk Southern Corp. 5.90% 2019	11,250	13,576
Norfolk Southern Corp. 4.837% 20413	1,118	1,178
CEVA Group PLC, Bridge Loan, 9.75% 20151,2,4,5	1,500	975
CEVA Group PLC 11.625% 20163	4,890	4,804
CEVA Group PLC 8.375% 20173	16,625	15,461
CEVA Group PLC 11.50% 20183	3,980	3,682
CSX Corp. 5.75% 2013	8,385	8,917
CSX Corp. 7.375% 2019	7,500	9,527
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	3,350	2,806
Navios Maritime Holdings Inc. 8.125% 20193	5,425	4,557
Navios South American Logistics Inc. 9.25% 20193	375	329
RailAmerica, Inc. 9.25% 2017	3,200	3,480
Canadian National Railway Co. 5.55% 2018	2,750	3,285
CMA CGM 8.50% 20173	2,025	830
		428,360

Commercial & professional services — 0.10%
ARAMARK Corp. 3.754% 20152	3,450	3,209
ARAMARK Corp. 8.50% 2015	9,450	9,615
Republic Services, Inc. 3.80% 2018	2,000	2,085
Republic Services, Inc. 5.00% 2020	5,000	5,579
Republic Services, Inc. 5.70% 2041	2,000	2,280
Waste Management, Inc. 2.60% 2016	3,330	3,344
Waste Management, Inc. 4.60% 2021	5,455	5,871
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	211	241
		32,224

TELECOMMUNICATION SERVICES — 2.57%
SBC Communications Inc. 5.875% 2012	12,587	13,117
AT&T Wireless Services, Inc. 8.125% 2012	12,630	13,142
AT&T Inc. 4.95% 2013	17,200	18,021
AT&T Inc. 2.40% 2016	13,095	13,240
SBC Communications Inc. 5.625% 2016	22,575	25,780
AT&T Inc. 3.875% 2021	20,855	21,530
AT&T Inc. 4.45% 2021	2,000	2,153
AT&T Inc. 6.55% 2039	8,103	9,653
AT&T Inc. 5.35% 2040	9,437	9,928
ALLTEL Corp. 7.00% 2012	12,485	13,037
Verizon Global Funding Corp. 7.375% 2012	7,500	7,932
Verizon Communications Inc. 5.55% 2014	4,710	5,158
Verizon Communications Inc. 3.00% 2016	24,000	25,143
Verizon Communications Inc. 8.50% 2018	8,000	10,687
Verizon Communications Inc. 8.75% 2018	26,000	34,903
Verizon Communications Inc. 4.60% 2021	12,400	13,753
Verizon Communications Inc. 6.00% 2041	3,565	4,362
Telecom Italia Capital SA 5.25% 2015	32,100	30,647
Telecom Italia Capital SA 6.999% 2018	25,881	25,993
Telecom Italia Capital SA 7.175% 2019	18,916	19,014
Telecom Italia Capital SA 6.375% 2033	2,710	2,329
Telecom Italia SpA 7.75% 2033	€4,935	6,373
Telecom Italia Capital SA 6.00% 2034	$1,545	1,270
Telecom Italia Capital SA 7.20% 2036	10,223	9,389
France Télécom 4.375% 2014	13,930	14,880
France Télécom 2.125% 2015	34,035	33,738
France Télécom 2.75% 2016	25,500	25,350
France Télécom 4.125% 2021	3,000	2,993
Sprint Capital Corp. 8.375% 2012	900	914
Nextel Communications, Inc., Series E, 6.875% 2013	13,515	13,211
Nextel Communications, Inc., Series F, 5.95% 2014	29,570	27,870
Nextel Communications, Inc., Series D, 7.375% 2015	19,100	18,193
Deutsche Telekom International Finance BV 4.875% 2014	16,250	17,349
Deutsche Telekom International Finance BV 3.125% 20163	16,310	16,253
Deutsche Telekom International Finance BV 8.75% 20302	5,747	7,700
Deutsche Telekom International Finance BV 9.25% 2032	9,001	12,840
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20153	25,970	22,139
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20153	22,825	19,458
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20173	16,200	9,801
Wind Acquisition SA 11.75% 20173	32,007	27,366
Wind Acquisition SA 7.25% 20183	9,275	7,942
Telefónica Emisiones, SAU 3.992% 2016	14,500	13,819
Telefónica Emisiones, SAU 4.375% 2016	€5,665	7,542
Telefónica Emisiones, SAU 5.134% 2020	$7,729	7,220
Telefónica Emisiones, SAU 5.462% 2021	6,896	6,569
Vodafone Group PLC, Term Loan, 6.875% 20151,4,5,7	4,924	4,948
Vodafone Group PLC, Term Loan B, 6.25% 20161,4,5,7	5,325	5,325
Vodafone Group PLC 5.45% 2019	17,500	20,573
Cricket Communications, Inc. 10.00% 2015	16,680	16,638
Cricket Communications, Inc. 7.75% 2016	13,540	13,658
Koninklijke KPN NV 8.375% 2030	18,925	24,472
América Móvil, SAB de CV 2.375% 2016	10,500	10,259
América Móvil, SAB de CV 5.00% 2020	6,700	7,142
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,842
Digicel Group Ltd. 12.00% 20143	$5,000	5,625
Digicel Group Ltd. 8.875% 20153	13,040	12,453
PCCW-HKT Capital Ltd. 8.00% 20112,3	15,000	15,074
Level 3 Financing, Inc. 8.75% 2017	2,175	2,015
Level 3 Financing, Inc. 10.00% 2018	6,475	6,248
Level 3 Escrow Inc. 8.125% 20193	4,800	4,254
Level 3 Communications, Inc. 11.875% 20193	2,100	2,006
American Tower Corp. 4.625% 2015	10,000	10,617
Frontier Communications Corp. 8.25% 2017	10,375	10,116
LightSquared, Term Loan B, 12.00% 20141,5,7	17,842	8,781
Trilogy International Partners, LLC, 10.25% 20163	8,600	8,471
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,511
Singapore Telecommunications Ltd. 6.375% 20113	2,050	2,071
Crown Castle International Corp. 9.00% 2015	2,550	2,741
Crown Castle International Corp. 7.75% 20173	300	321
Intelsat Jackson Holding Co. 8.50% 2019	1,175	1,152
Hawaiian Telcom, Inc., Term Loan, 9.00% 20151,2,5,7	1,076	1,077
SBA Telecommunications, Inc. 8.00% 2016	725	763
Syniverse Holdings, Inc. 9.125% 2019	500	493
Sorenson Communications 10.50% 20153	575	336
		852,683

HEALTH CARE — 2.44%
Pharmaceuticals, biotechnology & life sciences — 1.45%
Roche Holdings Inc. 5.00% 20143	6,685	7,315
Roche Holdings Inc. 6.00% 20193	33,270	40,760
Roche Holdings Inc. 7.00% 20393	18,060	25,911
Pfizer Inc 4.45% 2012	11,040	11,230
Pfizer Inc 5.35% 2015	125	143
Pfizer Inc 6.20% 2019	28,140	35,359
Pfizer Inc 7.20% 2039	8,000	11,756
Biogen Idec Inc. 6.00% 2013	30,050	31,805
Biogen Idec Inc. 6.875% 2018	20,000	24,559
Novartis Capital Corp. 1.90% 2013	15,000	15,314
Novartis Capital Corp. 4.125% 2014	11,025	11,866
Novartis Securities Investment Ltd. 5.125% 2019	23,530	27,853
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	14,165	14,661
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	33,045	34,367
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	1,750	1,842
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	21,346
GlaxoSmithKline Capital Inc. 5.65% 2018	15,000	18,184
GlaxoSmithKline Capital Inc. 6.375% 2038	7,100	9,578
Abbott Laboratories 2.70% 2015	11,500	12,089
Abbott Laboratories 5.125% 2019	10,000	11,825
Schering-Plough Corp. 5.30% 20132	6,000	6,570
Schering-Plough Corp. 5.375% 2014	€6,395	9,393
Schering-Plough Corp. 6.00% 2017	$5,300	6,473
inVentiv Health Inc. 10.00% 20183	17,695	15,660
inVentiv Health Inc. 10.00% 20183	7,245	6,412
Quintiles, Term Loan B, 5.00% 20181,2,5	20,499	19,341
AstraZeneca PLC 5.40% 2012	12,000	12,559
Alkermes, Inc., Term Loan B, 6.75% 20171,2,5	9,045	8,864
Alkermes, Inc., Term Loan B, 9.50% 20181,2,5	3,555	3,519
Sanofi-aventis SA 0.673% 20142	11,000	10,982
Patheon Inc. 8.625% 20173	6,507	5,563
Grifols Inc 8.25% 20183	5,065	5,090
Johnson & Johnson 0.376% 20142	5,000	5,010
		483,199

Health care equipment & services — 0.99%
Express Scripts Inc. 5.25% 2012	6,320	6,491
Express Scripts Inc. 6.25% 2014	27,133	29,896
Express Scripts Inc. 3.125% 2016	18,427	18,638
UnitedHealth Group Inc. 6.00% 2017	21,892	25,135
UnitedHealth Group Inc. 3.875% 2020	2,900	3,072
UnitedHealth Group Inc. 4.70% 2021	11,420	12,646
UnitedHealth Group Inc. 5.70% 2040	1,250	1,437
Cardinal Health, Inc. 5.50% 2013	5,535	5,931
Cardinal Health, Inc. 4.00% 2015	12,490	13,418
Cardinal Health, Inc. 4.625% 2020	6,020	6,556
Allegiance Corp. 7.00% 2026	9,635	11,917
PTS Acquisition Corp. 9.50% 20152,7	22,716	20,842
PTS Acquisition Corp. 9.75% 2017	€8,920	9,023
VWR Funding, Inc., Series B, 10.25% 20152,7	$25,784	25,655
Tenet Healthcare Corp. 7.375% 2013	8,195	8,277
Tenet Healthcare Corp. 9.25% 2015	11,600	11,658
Boston Scientific Corp. 5.125% 2017	6,440	6,930
Boston Scientific Corp. 6.00% 2020	7,900	8,883
Coventry Health Care, Inc. 6.30% 2014	13,395	14,703
Symbion Inc 8.00% 20163	12,850	11,629
DENTSPLY International Inc. 1.803% 20132	5,000	5,016
DENTSPLY International Inc. 2.75% 2016	5,620	5,669
Medco Health Solutions, Inc. 2.75% 2015	10,310	10,384
Surgical Care Affiliates, Inc. 8.875% 20152,3,7	3,927	3,810
Surgical Care Affiliates, Inc. 10.00% 20173	6,845	6,537
Bausch & Lomb Inc. 9.875% 2015	9,625	9,697
Multiplan Inc. 9.875% 20183	9,500	9,452
Rotech Healthcare Inc. 10.50% 2018	8,575	6,967
Merge Healthcare Inc. 11.75% 20153	4,025	4,105
Merge Healthcare Inc 11.75% 2015	1,225	1,249
Centene Corp. 5.75% 2017	5,260	5,161
McKesson Corp. 3.25% 2016	1,580	1,668
McKesson Corp. 4.75% 2021	1,000	1,135
McKesson Corp. 6.00% 2041	1,045	1,328
WellPoint, Inc. 4.35% 2020	1,000	1,062
ConvaTec Healthcare 10.50% 20183	1,010	894
Vanguard Health Systems Inc. 0% 2016	999	654
		327,525

UTILITIES — 2.43%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	$21,750	23,483
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	41,425	59,665
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	15,730
MidAmerican Energy Co. 4.65% 2014	5,000	5,485
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	243
MidAmerican Energy Co. 5.95% 2017	3,000	3,517
MidAmerican Energy Co. 5.30% 2018	5,000	5,801
MidAmerican Energy Holdings Co. 5.75% 2018	37,700	43,570
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	11,574	13,099
Consumers Energy Co. 5.65% 2018	6,925	8,194
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	35,427	43,202
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	4,278	5,430
Niagara Mohawk Power 3.553% 20143	15,690	16,474
National Grid PLC 6.30% 2016	37,605	43,304
National Grid Co. PLC 5.875% 2024	£170	304
Veolia Environnement 5.25% 2013	$18,235	19,191
Veolia Environnement 6.00% 2018	11,445	12,711
Veolia Environnement 6.125% 2033	€12,275	18,190
Energy East Corp. 6.75% 2012	$7,155	7,412
Iberdrola Finance Ireland 3.80% 20143	17,515	17,502
Scottish Power PLC 5.375% 2015	21,000	22,018
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	1,700	1,917
CenterPoint Energy Resources Corp. 4.50% 2021	40,695	41,989
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	6,500	7,706
Public Service Co. of Colorado 5.80% 2018	9,606	11,640
Public Service Co. of Colorado 5.125% 2019	4,950	5,864
Public Service Co. of Colorado 3.20% 2020	14,945	15,261
Israel Electric Corp. Ltd. 7.25% 20193	15,300	16,317
Israel Electric Corp. 7.25% 2019	8,125	8,665
Israel Electric Corp. Ltd. 8.10% 20963	6,250	6,548
Ohio Edison Co. 6.40% 2016	6,260	7,228
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	17,440
Toledo Edison Co. 7.25% 2020	5,025	6,374
E.ON International Finance BV 5.80% 20183	22,500	25,868
Enel Finance International SA 3.875% 20143	17,490	17,086
ENEL SpA 5.625% 2027	€5,760	7,336
Teco Finance, Inc. 6.75% 2015	$15,546	17,586
Teco Finance, Inc. 4.00% 2016	2,000	2,112
Teco Finance, Inc. 5.15% 2020	2,084	2,296
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,581
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,853
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,000	1,164
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,025	12,123
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20173	12,000	13,335
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	2,700	3,000
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20363	2,000	2,025
TXU, Term Loan, 4.772% 20171,2,5	14,373	9,646
Texas Competitive Electric Holdings Co. LLC, 11.50% 20203	9,380	7,551
AES Corp. 7.75% 2015	6,575	6,706
AES Corp. 8.00% 2020	8,350	8,392
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	5,000	5,404
Progress Energy, Inc. 6.05% 2014	2,100	2,314
Progress Energy, Inc. 7.05% 2019	5,190	6,471
Edison Mission Energy 7.75% 2016	2,025	1,367
Midwest Generation, LLC, Series B, 8.56% 20161	10,609	10,662
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,994
Ohio Power Co., Series H, 4.85% 2014	5,965	6,400
Ohio Power Co., Series M, 5.375% 2021	2,950	3,311
Ohio Power Co., Series G, 6.60% 2033	1,500	1,928
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,500
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,586
SP PowerAssets Ltd. 5.00% 20133	8,000	8,594
Intergen Power 9.00% 20173	8,000	8,180
Ameren Corp. 8.875% 2014	7,000	7,926
PG&E Corp. 5.75% 2014	2,000	2,195
Pacific Gas and Electric Co. 8.25% 2018	4,000	5,341
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20281	6,750	7,516
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	6,000	6,054
PSEG Power LLC 2.75% 2016	3,140	3,132
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,190	2,598
Colbun SA 6.00% 20203	5,400	5,547
Eskom Holdings Ltd. 5.75% 20213	4,265	4,350
Electricité de France SA 5.50% 20143	3,000	3,216
Wisconsin Electric Power Co. 2.95% 2021	3,000	3,004
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20181,3	2,144	2,380
NRG Energy, Inc. 8.25% 2020	1,000	950
		805,054

CONSUMER STAPLES — 1.78%
Food, beverage & tobacco — 0.96%
Anheuser-Busch InBev NV 2.50% 2013	4,000	4,089
Anheuser-Busch InBev NV 0.609% 20142	12,490	12,503
Anheuser-Busch InBev NV 1.50% 2014	3,500	3,529
Anheuser-Busch InBev NV 3.625% 2015	29,250	31,359
Anheuser-Busch InBev NV 4.125% 2015	37,375	40,553
Anheuser-Busch InBev NV 8.625% 2017	€2,500	4,293
Anheuser-Busch InBev NV 6.875% 2019	$6,740	8,600
Anheuser-Busch InBev NV 7.75% 2019	7,250	9,440
Anheuser-Busch InBev NV 5.375% 2020	7,000	8,180
Anheuser-Busch InBev NV 6.375% 2040	3,000	4,009
Coca-Cola Co. 1.50% 2015	23,380	23,634
Coca-Cola Co. 1.80% 20163	22,815	22,981
Coca-Cola Co. 3.15% 2020	16,190	16,769
PepsiCo, Inc. 3.10% 2015	19,500	20,675
PepsiCo, Inc. 2.50% 2016	17,500	18,150
PepsiCo, Inc. 4.875% 2040	2,000	2,308
Altria Group, Inc. 9.25% 2019	13,000	17,085
Altria Group, Inc. 4.75% 2021	7,860	8,158
Altria Group, Inc. 9.95% 2038	4,100	5,872
Altria Group, Inc. 10.20% 2039	4,000	5,827
British American Tobacco International Finance PLC 9.50% 20183	13,000	17,691
General Mills, Inc. 0.64% 20142	12,000	11,978
Kraft Foods Inc. 2.625% 2013	3,830	3,911
BFF International Ltd. 7.25% 20203	3,000	3,158
Del Monte Foods Co. 7.625% 20193	3,000	2,550
CEDC Finance Corp. 9.125% 20163	3,500	2,538
Smithfield Foods, Inc., Series B, 7.75% 2013	81	84
Smithfield Foods, Inc. 10.00% 2014	1,321	1,506
Smithfield Foods, Inc. 7.75% 2017	725	749
Constellation Brands, Inc. 8.375% 2014	550	606
Constellation Brands, Inc. 7.25% 2017	750	791
Tyson Foods, Inc. 10.50% 2014	700	812
Tyson Foods, Inc. 6.85% 20162	500	546
TreeHouse Foods, Inc. 7.75% 2018	1,200	1,245
Pilgrim’s Pride Corp. 7.875% 20183	1,500	1,151
Cott Beverages Inc. 8.375% 2017	1,000	1,025
		318,355

Food & staples retailing — 0.81%
Kroger Co. 5.00% 2013	18,000	18,927
Kroger Co. 7.50% 2014	11,343	12,843
Kroger Co. 3.90% 2015	10,000	10,702
Kroger Co. 6.40% 2017	29,450	34,989
Wal-Mart Stores, Inc. 2.875% 2015	11,550	12,203
Wal-Mart Stores, Inc. 2.80% 2016	11,500	12,153
Wal-Mart Stores, Inc. 5.80% 2018	12,800	15,577
Wal-Mart Stores, Inc. 3.25% 2020	9,570	9,948
Rite Aid Corp. 9.75% 2016	23,550	24,963
Rite Aid Corp. 10.375% 2016	9,350	9,607
Rite Aid Corp. 10.25% 2019	6,040	6,327
Rite Aid Corp. 8.00% 2020	3,075	3,221
Delhaize Group 5.875% 2014	5,850	6,379
Delhaize Group 6.50% 2017	19,205	22,492
Delhaize Group 5.70% 2040	2,465	2,570
Safeway Inc. 5.00% 2019	16,000	17,517
Safeway Inc. 3.95% 2020	8,235	8,324
Tesco PLC 5.50% 20173	13,559	15,844
SUPERVALU INC. 7.50% 2012	365	373
Albertson’s, Inc. 7.25% 2013	2,025	2,015
SUPERVALU INC. 7.50% 2014	1,830	1,803
SUPERVALU INC. 8.00% 2016	4,200	3,990
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	7,625	7,663
Stater Bros. Holdings Inc. 7.75% 2015	4,190	4,295
Stater Bros. Holdings Inc. 7.375% 2018	1,100	1,127
Ingles Markets, Inc. 8.875% 2017	2,550	2,684
		268,536

Household & personal products — 0.01%
Procter & Gamble Co. 3.50% 2015	150	161
Procter & Gamble Co. 1.45% 2016	2,645	2,650
		2,811

MATERIALS — 1.22%
ArcelorMittal 5.375% 2013	7,500	7,657
ArcelorMittal 3.75% 2015	24,000	22,440
ArcelorMittal 3.75% 2016	11,955	11,010
ArcelorMittal 9.85% 2019	4,750	5,395
ArcelorMittal 5.50% 2021	16,425	14,764
ArcelorMittal 7.00% 2039	2,000	1,793
ArcelorMittal 6.75% 2041	9,500	8,251
International Paper Co. 7.40% 2014	26,750	29,702
International Paper Co. 7.95% 2018	12,200	14,124
International Paper Co. 7.50% 2021	2,000	2,320
Rio Tinto Finance (USA) Ltd. 8.95% 2014	5,750	6,806
Rio Tinto Finance (USA) Ltd. 2.25% 2016	13,115	13,110
Rio Tinto Finance (USA) Ltd. 2.50% 2016	5,000	5,064
Rio Tinto Finance (USA) Ltd. 9.00% 2019	15,170	20,468
Teck Resources Ltd. 3.15% 2017	4,345	4,379
Teck Resources Ltd. 4.75% 2022	21,895	22,369
Teck Resources Ltd. 6.25% 2041	10,000	10,549
Reynolds Group 8.75% 20163	11,710	11,798
Reynolds Group 8.75% 20183	1,310	1,114
Reynolds Group 7.125% 20193	1,165	1,089
Reynolds Group 7.875% 20193	7,335	7,115
Reynolds Group 9.00% 20193	1,100	940
Reynolds Group 9.875% 20193	10,810	9,567
Dow Chemical Co. 7.60% 2014	21,250	24,159
Dow Chemical Co. 5.70% 2018	4,500	5,019
POSCO 4.25% 20203	22,820	21,311
Cliffs Natural Resources Inc. 4.875% 2021	15,000	14,547
Cliffs Natural Resources Inc. 6.25% 2040	4,125	4,040
Georgia Gulf Corp. 9.00% 20173	15,825	16,062
BHP Billiton Finance (USA) Ltd. 5.50% 2014	8,795	9,670
CEMEX Finance LLC 9.50% 2016	5,925	4,355
CEMEX Finance LLC 9.50% 20163	5,200	3,822
CEMEX SA 9.25% 20203	1,126	743
Newpage Corp. 11.375% 2014	11,460	8,566
Anglo American Capital PLC 2.15% 20133	5,130	5,118
Anglo American Capital PLC 4.45% 20203	1,570	1,578
MacDermid 9.50% 20173	5,370	4,994
Ball Corp. 7.125% 2016	1,270	1,340
Ball Corp. 6.75% 2020	690	718
Ball Corp. 5.75% 2021	1,850	1,808
E.I. du Pont de Nemours and Co. 0.778% 20142	1,500	1,506
E.I. du Pont de Nemours and Co. 5.25% 2016	2,000	2,300
Berry Plastics Corp. 9.50% 2018	4,210	3,600
Ardagh Packaging Finance 7.375% 2017	€1,100	1,380
Ardagh Packaging Finance 7.375% 20173	$200	192
Ardagh Packaging Finance 11.125% 20183,7	1,100	858
Ardagh Packaging Finance 9.125% 20203	300	271
Ardagh Packaging Finance 9.25% 2020	€650	682
Packaging Dynamics Corp. 8.75% 20163	$3,430	3,379
Yara International ASA 7.875% 20193	2,675	3,328
Smurfit Capital Funding PLC 7.50% 2025	3,345	3,061
Sappi Papier Holding GmbH 6.625% 2018	€1,150	1,256
Sappi Papier Holding GmbH 6.625% 20213	$2,005	1,714
Georgia-Pacific Corp. 5.40% 20203	2,775	2,832
OMNOVA Solutions Inc. 7.875% 2018	3,000	2,445
Arbermarle Corp. 5.10% 2015	2,156	2,350
Airgas, Inc. 7.125% 2018	2,000	2,170
ICI Wilmington, Inc. 5.625% 2013	2,000	2,153
Graphic Packaging International, Inc. 9.50% 2017	1,195	1,285
Graphic Packaging International, Inc. 7.875% 2018	700	721
Praxair, Inc. 4.375% 2014	1,100	1,189
Praxair, Inc. 4.625% 2015	500	552
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,250	1,508
Fibria Overseas Finance Ltd. 6.75% 20213	1,000	905
LBI Escrow Corp 8.00% 20173	729	789
Rockwood Specialties Group, Inc. 7.625% 2014	€500	656
Solutia Inc. 8.75% 2017	$320	342
Nalco Co. 8.25% 2017	300	328
		403,426

INFORMATION TECHNOLOGY — 0.93%
Software & services — 0.53%
First Data Corp., Term Loan B2, 2.985% 20141,2,5	4,239	3,695
First Data Corp. 9.875% 2015	4,022	3,368
First Data Corp. 9.875% 2015	224	189
First Data Corp. 10.55% 20157	4,200	3,517
First Data Corp. 11.25% 2016	38,225	25,993
First Data Corp. 7.375% 20193	900	803
First Data Corp. 8.25% 20213	10,552	8,389
First Data Corp. 12.625% 20213	18,895	14,077
First Data Corp. 8.75% 20222,3,7	17,162	13,644
International Business Machines Corp. 1.95% 2016	33,295	33,649
International Business Machines Corp. 2.00% 2016	30,500	30,989
International Business Machines Corp. 5.60% 2039	2,750	3,415
SRA International, Inc., Term Loan B, 6.50% 20181,2,5	13,435	12,450
Sterling Merger Inc. 11.00% 20193	11,160	10,658
Blackboard Inc., Term Loan B, 7.50% 20181,2,5	8,950	8,341
SunGard Data Systems Inc. 7.375% 2018	765	715
SunGard Data Systems Inc. 7.625% 2020	636	595
		174,487

Semiconductors & semiconductor equipment — 0.21%
Freescale Semiconductor, Inc. 10.125% 2016	18,000	18,405
Freescale Semiconductor, Inc. 9.25% 20183	8,500	8,776
Freescale Semiconductor, Inc. 10.125% 20183	3,473	3,629
NXP BV and NXP Funding LLC 2.999% 20132	2,821	2,740
NXP BV and NXP Funding LLC 10.00% 20138	6,882	7,631
NXP BV and NXP Funding LLC 8.625% 2015	€1,600	2,208
NXP BV and NXP Funding LLC 9.50% 2015	$3,070	3,189
National Semiconductor Corp. 6.15% 2012	3,850	3,960
National Semiconductor Corp. 6.60% 2017	7,000	8,367
KLA-Tencor Corp. 6.90% 2018	8,300	9,507
Advanced Micro Devices, Inc. 8.125% 2017	3,075	3,090
		71,502

Technology hardware & equipment — 0.19%
Cisco Systems, Inc. 0.593% 20142	14,000	13,907
Cisco Systems, Inc. 2.90% 2014	10,125	10,689
Cisco Systems, Inc. 4.45% 2020	16,500	18,300
Hewlett-Packard Co. 0.719% 20142	7,000	6,807
Jabil Circuit, Inc. 8.25% 2018	5,850	6,655
Sanmina-SCI Corp. 3.097% 20142,3	2,371	2,276
Sanmina-SCI Corp. 8.125% 2016	2,564	2,596
EH Holding Corp. 7.625% 20213	1,350	1,306
		62,536

Total corporate bonds & notes		10,162,070

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 22.47%
U.S. Treasury 1.125% 2011	100,000	100,226
U.S. Treasury 4.625% 2011	25,000	25,278
U.S. Treasury 0.625% 2012	5,000	5,018
U.S. Treasury 1.00% 2012	155,250	156,051
U.S. Treasury 1.375% 2012	125,210	126,893
U.S. Treasury 1.375% 2012	11,800	11,933
U.S. Treasury 4.875% 2012	110,475	112,426
U.S. Treasury 0.625% 2013	100	101
U.S. Treasury 0.75% 2013	123,700	124,918
U.S. Treasury 1.125% 2013	150,655	152,859
U.S. Treasury 1.375% 2013	174,600	177,329
U.S. Treasury 1.875% 20139	30,751	32,210
U.S. Treasury 3.125% 2013	50,000	52,720
U.S. Treasury 3.375% 2013	71,550	75,454
U.S. Treasury 3.875% 2013	25,000	26,245
U.S. Treasury 4.25% 2013	116,200	124,823
U.S. Treasury 0.50% 2014	4,955	4,971
U.S. Treasury 1.25% 2014	103,308	105,528
U.S. Treasury 1.875% 2014	72,310	74,953
U.S. Treasury 2.00% 20149	7,587	8,064
U.S. Treasury 1.25% 2015	15,000	15,348
U.S. Treasury 1.75% 2015	35,000	36,501
U.S. Treasury 1.875% 2015	122,485	128,252
U.S. Treasury 1.625% 20159	7,454	8,030
U.S. Treasury 2.125% 2015	83,500	88,340
U.S. Treasury 4.25% 2015	50,000	56,877
U.S. Treasury 0.125% 20169	37,286	38,541
U.S. Treasury 1.00% 2016	121,655	122,058
U.S. Treasury 1.00% 2016	91,825	92,044
U.S. Treasury 1.50% 2016	46,320	47,607
U.S. Treasury 1.75% 2016	156,295	162,664
U.S. Treasury 2.00% 2016	148,700	156,437
U.S. Treasury 2.00% 2016	98,773	103,957
U.S. Treasury 2.375% 2016	150,000	160,303
U.S. Treasury 2.625% 2016	43,790	47,267
U.S. Treasury 3.00% 2016	3,560	3,915
U.S. Treasury 5.125% 2016	36,000	42,996
U.S. Treasury 7.50% 2016	58,000	77,001
U.S. Treasury 3.00% 2017	39,750	43,840
U.S. Treasury 4.625% 2017	64,700	76,852
U.S. Treasury 8.75% 2017	25,000	35,509
U.S. Treasury 2.375% 2018	20,000	21,319
U.S. Treasury 2.625% 2018	15,900	17,224
U.S. Treasury 3.50% 2018	136,535	155,279
U.S. Treasury 3.75% 2018	48,900	56,664
U.S. Treasury 2.125% 20199	13,290	15,515
U.S. Treasury 8.125% 2019	25,000	37,311
U.S. Treasury 2.625% 2020	45,000	48,207
U.S. Treasury 3.50% 2020	73,300	84,082
U.S. Treasury 8.75% 2020	164,530	260,305
U.S. Treasury 8.75% 2020	100	157
U.S. Treasury 0.625% 20219	133,670	139,826
U.S. Treasury 2.125% 2021	299,895	305,803
U.S. Treasury 3.125% 2021	102,075	113,503
U.S. Treasury 8.00% 2021	50,140	78,481
U.S. Treasury 8.125% 2021	9,000	14,033
U.S. Treasury 6.25% 2023	1,900	2,715
U.S. Treasury 7.125% 2023	85,000	128,523
U.S. Treasury 6.875% 2025	77,500	119,079
U.S. Treasury 6.00% 2026	39,300	56,435
U.S. Treasury 6.50% 2026	17,500	26,452
U.S. Treasury 6.75% 2026	2,975	4,578
U.S. Treasury 6.125% 2027	40,900	60,451
U.S. Treasury 5.25% 2028	50,100	68,530
U.S. Treasury 6.25% 2030	5,545	8,513
U.S. Treasury 4.50% 2036	172,457	224,030
U.S. Treasury 4.75% 2037	44,700	60,261
U.S. Treasury 5.00% 2037	47,500	66,352
U.S. Treasury 4.375% 2038	12,325	15,797
U.S. Treasury 3.50% 2039	55,000	61,369
U.S. Treasury 4.25% 2039	78,235	98,798
U.S. Treasury 4.375% 2039	175,000	225,750
U.S. Treasury 3.875% 2040	139,350	166,129
U.S. Treasury 4.25% 2040	23,800	30,203
U.S. Treasury 4.375% 2040	47,700	61,606
U.S. Treasury 4.625% 2040	454,855	609,783
U.S. Treasury 3.75% 2041	7,000	8,183
U.S. Treasury 4.75% 2041	22,700	31,131
Fannie Mae 0.625% 2012	83,000	83,290
Fannie Mae 0.75% 2013	99,300	100,033
Fannie Mae 2.50% 2014	7,250	7,619
Fannie Mae 3.00% 2014	9,500	10,163
Fannie Mae 5.375% 2016	10,420	12,454
Freddie Mac 1.125% 2012	23,950	24,121
Freddie Mac 1.75% 2012	50,000	50,537
Freddie Mac 2.125% 2012	20,000	20,325
Freddie Mac 2.50% 2014	37,000	38,850
Freddie Mac 5.00% 2014	25,000	28,072
Freddie Mac 1.75% 2015	21,150	21,828
Freddie Mac 5.50% 2016	14,580	17,500
Federal Home Loan Bank 1.75% 2012	69,000	69,918
Federal Home Loan Bank, Series 363, 4.50% 2012	36,500	38,220
Federal Home Loan Bank 3.625% 2013	75,000	79,921
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.286% 20122	50,000	50,070
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.353% 20122	11,020	11,037
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,337
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	11,000	11,161
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.875% 2012	13,500	13,747
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	33,700	34,679
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,259
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,687
CoBank ACB 7.875% 20183	23,615	28,869
CoBank ACB 0.947% 20222,3	30,865	27,751
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	25,000	25,539
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	9,250	9,334
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	25,000	25,509
Tennessee Valley Authority, Series A, 3.875% 2021	4,125	4,658
Tennessee Valley Authority 5.25% 2039	13,750	17,780
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	7,500	7,617
Federal Agricultural Mortgage Corp. 5.125% 20173	5,000	5,829
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,614
US AgBank, junior subordinated 6.11% (undated)2,3	6,250	4,062
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,973
		7,451,079

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 5.43%
United Mexican States Government, Series M, 7.00% 2014	MXN377,500	28,800
United Mexican States Government, Series MI10, 9.50% 2014	100,300	8,198
United Mexican States Government, Series M10, 7.75% 2017	117,500	9,439
United Mexican States Government 3.50% 20179	177,678	14,295
United Mexican States Government Global 5.95% 2019	$5,170	5,894
United Mexican States Government, Series M, 8.00% 2020	MXN322,000	25,825
United Mexican States Government, Series M20, 10.00% 2024	549,800	50,657
United Mexican States Government Global, Series A, 6.75% 2034	$2,495	3,081
United Mexican States Government, Series M30, 10.00% 2036	MXN 50,500	4,548
United Mexican States Government 4.00% 20409	134,853	10,169
South Korean Government 4.25% 2014	KRW29,650,000	25,626
South Korean Government 4.75% 2014	33,310,000	29,035
South Korean Government 5.00% 2014	11,870,000	10,468
South Korean Government 5.75% 2014	$21,100	22,797
South Korean Government 5.25% 2015	KRW28,330,000	25,452
South Korean Government 5.50% 2017	10,100,000	9,395
Polish Government, Series 0414, 5.75% 2014	PLN34,296	10,617
Polish Government 3.875% 2015	$7,805	7,920
Polish Government, Series 1017, 5.25% 2017	PLN115,825	34,478
Polish Government 6.375% 2019	$34,835	38,406
Polish Government 5.125% 2021	9,625	9,625
Turkey (Republic of) 10.00% 20129	TRY15,678	8,660
Turkey (Republic of) 16.00% 2012	9,555	5,321
Turkey (Republic of) 10.00% 2013	13,350	7,392
Turkey (Republic of) 16.00% 2013	21,045	12,846
Turkey (Republic of) 10.00% 2015	13,000	7,310
Turkey (Republic of) 7.50% 2017	$5,725	6,541
Turkey (Republic of) 6.75% 2018	17,250	19,083
Turkey (Republic of) 4.00% 20209	TRY14,633	8,543
Turkey (Republic of) 5.625% 2021	$8,000	8,220
Turkey (Republic of) 8.00% 2034	1,250	1,506
Turkey (Republic of) 6.75% 2040	9,300	9,742
Hungarian Government, Series 14/C, 5.50% 2014	HUF4,127,730	18,228
Hungarian Government, Series 17/B, 6.75% 2017	738,000	3,245
Hungarian Government 6.00% 2019	€13,850	17,771
Hungarian Government, Series 19/A, 6.50% 2019	HUF1,200,000	4,996
Hungarian Government 6.25% 2020	$36,735	35,817
Hungarian Government 6.375% 2021	4,060	3,971
Hungarian Government 7.625% 2041	1,430	1,401
Brazil (Federal Republic of) 6.00% 20159	BRL 8,173	4,548
Brazil (Federal Republic of) Global 12.50% 2016	30,400	18,108
Brazil (Federal Republic of) 10.00% 2017	28,515	14,287
Brazil (Federal Republic of) 6.00% 20179	69,338	38,415
Brazil (Federal Republic of) Global 8.00% 20181	$1,203	1,424
Brazil (Federal Republic of) Global 4.875% 2021	5,250	5,638
Brazil (Federal Republic of) Global 12.25% 2030	425	776
Brazil (Federal Republic of) Global 7.125% 2037	750	962
Australia Government Agency-Guaranteed, National Australia Bank 0.746% 20142,3	25,000	25,135
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20143	50,550	52,613
German Government, Series 6, 4.00% 2016	€31,880	48,421
German Government, Series 8, 4.25% 2018	2,765	4,375
German Government, Series 9, 3.25% 2020	13,550	20,388
Russian Federation 7.85% 2018	RUB240,000	7,336
Russian Federation 7.85% 2018	135,000	4,127
Russian Federation 5.00% 2020	$23,900	23,541
Russian Federation 7.50% 20301	30,736	34,675
Russian Federation 7.50% 20301,3	121	137
Croatian Government 6.75% 20193	22,450	21,742
Croatian Government 6.75% 2019	17,350	16,803
Croatian Government 6.625% 20203	8,580	8,215
Croatian Government 6.625% 2020	2,055	1,968
Croatian Government 6.375% 20213	10,995	10,160
Malaysian Government, Series 509, 3.21% 2013	MYR96,225	30,211
Malaysian Government, Series 204, 5.094% 2014	80,665	26,427
Colombia (Republic of) Global 12.00% 2015	COP39,750,000	25,075
Colombia (Republic of) Global 7.75% 2021	7,505,000	4,200
Colombia (Republic of) Global 9.85% 2027	12,551,000	8,210
Colombia (Republic of) Global 7.375% 2037	$13,600	17,836
Japanese Government, Series 296, 1.50% 2018	¥2,468,700	33,968
Japanese Government 2.40% 2038	1,342,250	19,281
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20123	$7,250	7,440
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20143	23,005	24,273
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20143	20,000	21,447
France Government Agency-Guaranteed, Société Finance 2.875% 20143	33,200	34,873
France Government Agency-Guaranteed, Société Finance 3.375% 20143	10,000	10,598
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20123	9,000	9,066
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20133	35,000	36,140
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20123	8,250	8,373
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	$33,320	35,720
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20123	42,220	42,801
Canadian Government 3.25% 2021	$ C39,190	41,125
Argentina (Republic of) 0.055% 20121,2	$24,755	2,917
Argentina (Republic of) 7.00% 2015	9,345	7,802
Argentina (Republic of) 8.28% 20331,7	40,506	27,949
Argentina (Republic of) GDP-Linked 2035	ARS 9,238	319
Argentina (Republic of) 1.18% 20381,9	11,054	529
Uruguay (Republic of) 5.00% 20189	UYU558,389	28,547
Uruguay (Republic of) 7.625% 20361	$1,250	1,550
Peru (Republic of) 8.75% 2033	8,226	11,710
Peru (Republic of) 6.55% 20371	14,200	16,543
Venezuela (Republic of) 8.50% 2014	245	217
Venezuela (Republic of) 7.65% 2025	985	561
Venezuela (Republic of) 9.25% 2027	31,745	20,317
Venezuela (Republic of) 9.25% 2028	11,160	6,919
Indonesia (Republic of) 5.875% 2020	6,800	7,378
Indonesia (Republic of) 5.875% 20203	6,200	6,727
Indonesia (Republic of) 7.75% 2038	10,500	13,230
Europe Government Agency-Guaranteed, Dexia Credit Local 0.496% 20122,3	25,000	24,991
Philippines (Republic of) 6.375% 2034	15,500	17,825
Philippines (Republic of) 6.25% 2036	PHP326,000	7,065
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20123	$21,750	22,029
Iraq (Republic of) 5.80% 20281	25,300	20,366
Province of Ontario, Series 1, 1.875% 2012	17,375	17,630
Israeli Government, Series 2683, 6.50% 2016	ILS59,300	17,618
South Africa (Republic of), Series R-206, 7.50% 2014	ZAR44,530	5,639
South Africa (Republic of), Series R-203, 8.25% 2017	29,270	3,705
South Africa (Republic of) 5.50% 2020	$5,000	5,494
South Africa (Republic of) 6.25% 2041	1,855	2,078
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20123	15,000	15,170
Lithuania (Republic of) 6.75% 2015	3,890	4,060
Lithuania (Republic of) 6.125% 20213	7,250	7,141
Kingdom of Denmark 4.00% 2015	DKr50,575	10,162
Belgium (Kingdom of), Series 49, 4.00% 2017	€7,250	10,157
Bermudan Government 5.603% 20203	$5,110	5,528
Bermudan Government 5.603% 2020	3,940	4,263
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20133	11,200	9,548
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	7,000	8,715
Dominican Republic 9.04% 20181,3	4,481	4,907
Dominican Republic 7.50% 20211,3	3,500	3,447
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20143	8,000	8,183
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20143	7,000	7,324
Chilean Government 3.875% 2020	3,000	3,144
Chilean Government 5.50% 2020	CLP1,790,000	3,644
Gabonese Republic 8.20% 2017	$5,300	5,830
Panama (Republic of) Global 7.25% 2015	2,275	2,613
Panama (Republic of) Global 7.125% 2026	300	377
Panama (Republic of) Global 8.875% 2027	250	359
Panama (Republic of) Global 9.375% 2029	340	513
Panama (Republic of) Global 6.70% 20361	1,504	1,827
El Salvador (Republic of) 7.375% 2019	4,800	5,184
Banque Centrale de Tunisie 7.375% 2012	4,500	4,657
Sri Lanka (Republic of) 6.25% 20213	3,400	3,275
Kommunalbanken 1.00% 20143	2,924	2,939
Province of Buenos Aires 10.875% 20211,3	1,500	1,110
Guatemala (Republic of) 10.25% 20113	1,000	1,002
LCR Finance PLC 5.10% 2051	£165	329
		1,799,239

ASSET-BACKED OBLIGATIONS1 — 0.91%
Aesop Funding II LLC, Series 2010-2A, Class A, 3.63% 20143	$12,400	12,822
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 20173	20,000	20,640
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20123	3,261	3,264
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20133	5,377	5,393
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20133	4,260	4,335
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20143	7,982	8,044
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 20143	11,184	11,306
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20143	9,000	9,333
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 20163	17,500	18,974
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 20213	29,337	27,626
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	19,040
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,720	18,521
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	5,306	5,580
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	672	672
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	638	649
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	679	710
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,215
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	647	624
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	1,693	1,762
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	16,176	14,990
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.379% 20372	20,957	14,883
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	2,353	2,382
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	6,303	6,827
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,477
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 0.649% 20152	10,000	9,897
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	1,606	1,643
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	824	861
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022	2,704	2,886
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.679% 20332	3,490	3,325
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	9,449	6,826
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.365% 20262	502	368
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.365% 20292	8,486	6,165
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	5,878	6,008
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	5,204	5,452
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.165% 20352	6,500	4,792
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	4,604	4,606
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	524	539
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	3,004	3,265
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 1.979% 20332	808	700
AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A-2, 0.84% 2014	1,751	1,750
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	2,535	2,576
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	3,714	3,564
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	1,742	1,843
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,395	1,376
Hyundai Auto Receivables Trust, Series 2011-A, Class A3, 1.16% 2015	2,500	2,518
Ally Master Owner Trust, Series 2011-1, Class A2, 2.15% 2016	2,450	2,490
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	2,337	2,433
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	2,350	2,395
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20393	£1,160	1,693
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.365% 20362	$1,370	1,004
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.395% 20372	1,164	873
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	289	289
		301,206

MUNICIPALS — 0.39%
State of New York, Long Island Power Authority, Electric System General Revenue Bonds, Series 2009-A, 5.75% 2039	24,330	27,208
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	18,730	23,502
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	2,410	3,027
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	17,000	17,920
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	14,596
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	15,068	13,915
State of Indiana, Health and Educational Facility Financing Authority, Hospital Revenue Refunding Bonds
(Clarian Health Obligated Group), Series 2006-B, 5.00% 2033	13,860	13,889
State of New York, Metropolitan Transportation Authority, Dedicated Tax Fund Bonds (Federally Taxable-Issuer
Subsidy-Build America Bonds), Series 2009-C, 7.336% 2039	5,500	7,816
State of Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue Bonds, Series 2007, 5.50% 2023	6,000	6,220
State of Illinois, City of Chicago, O’Hare International Airport, General Airport Revenue Bonds
(Build America Bonds-Direct Payment), Taxable Series 2010-B, 6.395% 2040	1,000	1,213
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	125	133
		129,439

Total bonds & notes (cost: $30,321,887,000)		31,613,553

Convertible securities — 0.03%

INFORMATION TECHNOLOGY — 0.03%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	11,500	11,787

Total convertible securities (cost: $9,765,000)		11,787

Common stocks — 0.02%	Shares

CONSUMER DISCRETIONARY — 0.02%
American Media, Inc.4,8,10	453,779	5,808

TELECOMMUNICATION SERVICES — 0.00%
Hawaiian Telcom Holdco, Inc.10	20,419	284

INDUSTRIALS— 0.00%
Atrium Corp.4,8,10	985	59

MISCELLANEOUS — 0.00%
Other common stocks in initial period of acquisition		8

Total common stocks (cost: $8,317,000)		6,159

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
Hawaiian Telcom Holdco, Inc., warrants, expire 20154,10	47,929	169

Total warrants (cost: $11,276,000)		169

	Principal amount	Value
Short-term securities — 8.68%	(000)	(000)

Fannie Mae 0.08%–0.23% due 10/3/2011–8/1/2012	$798,895	$798,639
Freddie Mac 0.04%–0.17% due 10/6/2011–6/4/2012	676,300	676,089
Federal Home Loan Bank 0.11%–0.20% due 12/5/2011–7/18/2012	362,850	362,733
Hewlett-Packard Co. 0.13%–0.18% due 10/4–12/12/20113	206,100	206,069
Falcon Asset Securitization Co., LLC 0.15% due 10/11–10/13/20113	115,000	114,994
Jupiter Securitization Co., LLC 0.16% due 11/2/20113	25,000	24,994
Ciesco LLC 0.20%–0.25% due 10/25–11/28/2011	90,400	90,387
CAFCO, LLC 0.21% due 10/19/2011	32,500	32,496
Coca-Cola Co. 0.11%–0.18% due 10/13–11/3/20113	117,800	117,794
Federal Farm Credit Banks 0.18% due 4/18/2012	100,000	99,961
NetJets Inc. 0.08%–0.11% due 10/21–11/8/20113	76,600	76,591
eBay Inc. 0.13% due 10/11/20113	69,000	68,995
Pfizer Inc 0.04% due 10/4/20113	60,000	60,000
Chevron Corp. 0.03% due 10/13/2011	50,000	49,999
U.S. Treasury Bill 0.29% due 2/9/2012	50,000	49,996
State Street Bank & Trust 0.15% due 10/21/2011	30,000	30,000
Cisco Systems, Inc. 0.08% due 10/11/20113	18,650	18,650

Total short-term securities (cost: $2,877,670,000)		2,878,387

Total investment securities (cost: $33,228,915,000)		34,510,055
Other assets less liabilities		(1,357,400)

Net assets		$33,152,655

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

  1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
  2Coupon rate may change periodically.
  3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,171,822,000, which represented 12.58% of the net assets of the fund.
  4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $58,498,000, which represented .18% of the net assets of the fund.
  5Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $295,638,000, which represented .89% of the net assets of the fund.
  6Step bond; coupon rate will increase at a later date.
  7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
  8Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date	(000)	(000)	net assets

NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$6,078	$7,631	.02%
American Media, Inc.	11/17/2010	7,602	5,808	.02
Atrium Corp.	4/30/2010	89	59	.00

Total restricted securities		$13,769	$13,498	.04%

  9Index-linked bond whose principal amount moves with a government price index.
10Security did not produce income during the last 12 months.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. To reduce these risks, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party can not meet their contractual obligations.

As of September 30, 2011, the fund had open forward currency contracts to sell currencies, as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
					Unrealized
					appreciation
			Contract amount		(depreciation)
	Settlement date	Counterparty	Receive	Deliver	at 9/30/2011

Sales:
Brazilian reais	10/18/2011	JPMorgan Chase	$34,821	BRL60,000	$3,060
Brazilian reais	10/18/2011	JPMorgan Chase	$39,171	BRL68,000	3,175
British pounds	11/16/2011	UBS AG	$18,434	£11,330	774
Canadian dollars	10/21/2011	UBS AG	$42,723	$ C42,430	2,254
Colombian pesos	10/18/2011	JPMorgan Chase	$37,120	COP67,800,000	2,029
Danish kroner	10/28/2011	Citibank	$10,287	DKr52,500	718
Euros	10/11/2011	Barclays Bank PLC	$47,126	€33,470	2,289
Euros	10/11/2011	JPMorgan Chase	$747	€500	45
Euros	10/12/2011	Barclays Bank PLC	$40,107	€28,230	2,290
Euros	10/12/2011	HSBC Bank	$7,049	€4,960	404
Euros	10/19/2011	Barclays Bank PLC	$2,707	€1,950	95
Euros	10/28/2011	UBS AG	$33,314	€24,750	162
Euros	11/16/2011	UBS AG	$49,609	€36,150	1,191
Euros	11/30/2011	UBS AG	$155	€115	1
Euros	11/30/2011	Citibank	$10,522	€7,300	745
Euros	11/30/2011	JPMorgan Chase	$360	€250	25
Euros	12/1/2011	UBS AG	$4,117	€2,525	275
Euros	12/15/2011	UBS AG	$13,007	€9,480	310
Euros	12/16/2011	UBS AG	$4,849	€3,525	128
Euros	12/16/2011	UBS AG	$137	€100	3
Euros	12/30/2011	UBS AG	$32,926	€24,480	139
Philippine pesos	10/18/2011	JPMorgan Chase	$5,237	PHP229,325	(2)
South Korean won	10/26/2011	JPMorgan Chase	$32,464	KRW38,470,000	(131)
South Korean won	10/26/2011	JPMorgan Chase	$2,454	KRW2,981,411	(72)

					$19,907

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the table on the following page. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total

Bonds & notes:
Mortgage-backed obligations	$—	$11,729,306	$41,214	$11,770,520
Corporate bonds & notes	—	10,150,822	11,248	10,162,070
Bonds & notes of U.S. government & government agencies	—	7,451,079	—	7,451,079
Bonds & notes of governments & government agencies outside the U.S.	—	1,799,239	—	1,799,239
Asset-backed obligations	—	301,206	—	301,206
Municipals	—	129,439	—	129,439
Convertible securities	—	11,787	—	11,787
Common stocks	292	—	5,867	6,159
Warrants	—	169	—	169
Short-term securities	—	2,878,387	—	2,878,387
Total	$292	$34,451,434	$58,329	$34,510,055

Forward currency contracts*:	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	$—	$20,112	$—	$20,112
Unrealized depreciation on open forward currency contracts	—	(205)	—	(205)
Total	$—	$19,907	$—	$19,907

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2011 (dollars in thousands):

	Beginning value	Transfers			Net realized	Unrealized	Transfers out	Ending value
	at 1/1/2011	into Level 3†	Purchases	Sales	loss	depreciation	of Level 3†	at 9/30/2011

Investment securities	$74,518	$42,575	$5,660	$(57,222)	$(3,857)	$(211)	$(3,134)	$58,329

Net unrealized depreciation during the period on Level 3 investment securities held at September 30, 2011 (dollars in thousands):								$(2,330)

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,602,524
Gross unrealized depreciation on investment securities	(369,641)
Net unrealized appreciation on investment securities	1,232,883
Cost of investment securities for federal income tax purposes	33,277,172

Key to abbreviations and symbols

ARS = Argentine pesos	DKr = Danish kroner	¥ = Japanese yen	PLN = Polish zloty
BRL = Brazilian reais	€ = Euros	KRW = South Korean won	RUB = Russian rubles
C$ = Canadian dollars	£ = British pounds	MXN = Mexican pesos	TRY = Turkish liras
CLP = Chilean pesos	HUF = Hungarian forints	MYR = Malaysian ringgits	UYU = Uruguayan pesos
COP = Colombian pesos	ILS = Israeli shekels	PHP = Philippine pesos	ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-908-1111O-S29407

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: November 28, 2011

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 28, 2011